   As filed with the Securities and Exchange Commission on May 25, 1999

                                                     Registration Nos. 33-36528;
                                                                        811-6161


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  / X /
                                                                          ---
    Pre-Effective Amendment No. ___                                      /   /
                                                                          ---
    Post-Effective Amendment No. 39                                      / X /
                                                                          ---

REGISTRATION STATEMENT UNDER THE INVESTMENT
        COMPANY ACT OF 1940                                              / X /
                                                                          ---

    Amendment No.  41                                                    / X /
                                                                          ---

                       PIMCO FUNDS: MULTI-MANAGER SERIES
              (Exact Name of Registrant as Specified in Charter)

               840 Newport Center Drive, Newport Beach, CA 92660
              (Address of principal executive offices) (Zip code)

                                (949) 760-4867
             (Registrant's telephone number, including area code)

Name and address
of agent for service:        Copies to:
---------------------        ----------
Stephen J. Treadway          Newton B. Schott, Jr.,    Joseph B. Kittredge, Esq.
c/o PIMCO Funds              Esq.                      Ropes & Gray
Distributors LLC             c/o PIMCO Funds           One International Place
2187 Atlantic Street         Distributors LLC          Boston, Massachusetts
Stamford, Connecticut        2187 Atlantic Street      02110
 06902                       Stamford, Connecticut
                             06902


It is proposed that this filing will become effective (check appropriate box):

/   /  Immediately upon filing pursuant to paragraph (b)
 ---

/   /  On [date] pursuant to paragraph (b)
 ---

/   /  60 days after filing pursuant to paragraph (a)(1)
 ---

/   /  On [date] pursuant to paragraph (a)(1)
 ---

/ X /  75 days after filing pursuant to paragraph (a)(2)
 ---

/   /  On [date] pursuant to paragraph (a)(2) of rule 485
 ---

If appropriate, check the following box:

/   /  This post-effective amendment designates a new effective date for a
 ---   previously filed post-effective amendment.

This Post-Effective Amendment relates solely to PIMCO Mega-Cap Fund, a new series of the Registrant. No information relating to any other series of the Registrant is amended or superseded hereby.

                       PIMCO FUNDS:  MULTI-MANAGER SERIES

                             CROSS-REFERENCE SHEET

             Required by Rule 404 Under the Securities Act of 1933

     Prospectus for Institutional Class and Administrative Class Shares of PIMCO Mega-Cap Fund.

                                     Part A
                                     ------
    Item                                  Heading
    ----                                  -------
1.  Cover Page                            Cover Page

2.  Synopsis                              Prospectus Summary; Expense
                                          Information

3.  Condensed Financial Information       Not Applicable

4.  General Description of Registrant     Investment Objectives and Policies;
                                          Investment Restrictions;
                                          Characteristics and Risks of
                                          Securities and Investment Techniques

5.  Management of the Fund                Management of the Fund; Portfolio
                                          Transactions

5A. Management's Discussion of Fund       Not Applicable
    Performance

6.  Capital Stock and Other Securities    Other Information; Portfolio
                                          Transactions; Dividends,
                                          Distributions and Taxes

7.  Purchase of Securities Being Offered  Management of the Fund; Purchase of
                                          Shares; Net Asset Value

8.  Redemption or Repurchase              Redemption of Shares

9.  Pending Legal Proceedings             Not Applicable

                       PIMCO FUNDS:  MULTI-MANAGER SERIES

                             CROSS-REFERENCE SHEET

             Required by Rule 404 Under the Securities Act of 1933


     Statement of Additional Information for PIMCO Mega-Cap Fund.


                                    Part B
                                    ------

     Item                                  Heading
     ----                                  -------

10.  Cover Page                            Cover Page

11.  Table of Contents                     Table of Contents

12   General Information and History       Cover Page

13.  Investment Objective and Policies     Investment Objectives and Policies;
                                           Investment Restrictions

14.  Management of the Fund                Management of the Fund

15.  Control Persons and Principal         Other Information
     Holders of Securities

16.  Investment Advisory and Other         Management of the Fund; Distribution
     Services                              of Fund Shares

17.  Brokerage Allocation and Other        Portfolio Transactions and Brokerage
     Practices

18.  Capital Stock and Other Securities    Other Information

19.  Purchase, Redemption and Pricing      Distribution of Fund Shares; Net
     of Securities Being Offered           Asset Value

20.  Tax Status                            Taxation

21.  Underwriters                          Distribution of Fund Shares

22.  Calculation of Performance Data       Other Information

23.  Financial Statements                  Not Applicable

                             PIMCO Funds Prospectus


Multi-Manager       CADENCE CAPITAL MANAGEMENT
Series              Mega-Cap Fund

_________, 1999

Share Classes
Institutional
Administrative

PIMCO Funds: Multi-Manager Series
PROSPECTUS
________, 1999


PIMCO Funds: Multi-Manager Series (the "Trust"), formerly PIMCO Funds: Equity Advisors Series, is an open-end series management investment company ("mutual fund"). This Prospectus describes PIMCO Mega-Cap Fund, a separate diversified investment portfolio (the "Fund") of the Trust. The Trust is designed to provide access to the professional investment management services offered by PIMCO Advisors L.P. ("PIMCO Advisors") and the Fund's Sub-Adviser, Cadence Capital Management ("Cadence").

This Prospectus describes two classes of shares offered by the Fund: the "Institutional Class" and the "Administrative Class."

This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund. It should be read and retained for ready reference to information about the Fund. Information about the investment objective of the Fund, along with a detailed description of the types of securities in which the Fund may invest, and of investment policies and restrictions applicable to the Fund, are set forth in this Prospectus. There can be no assurance that the investment objective of the Fund will be achieved. Because the market value of the Fund's investments will change, the investment returns and net asset value per share of the Fund will vary.

A Statement of Additional Information, dated ________, 1999, as amended or supplemented from time to time, containing additional and more detailed information about the Fund, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into this Prospectus. The Securities and Exchange Commission maintains an Internet World Wide Web site (at www.sec.gov) which contains the Statement of Additional Information, materials that are incorporated by reference into this Prospectus and the Statement of Additional Information, and other information about the Fund. The Statement of Additional Information is available without charge and may be obtained by writing or calling:

                    PIMCO Funds
                    840 Newport Center Drive, Suite 300
                    Newport Beach, CA  92660
                    Telephone:  1-800-927-4648
                                1-800-987-4626
                                (PIMCO Infolink Audio Response Network).

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency, and involve risk, including the possible loss of principal.

                               TABLE OF CONTENTS

                                                                        Page
                                                                        ----

PROSPECTUS SUMMARY....................................................    4

EXPENSE INFORMATION...................................................    6

INVESTMENT OBJECTIVES AND POLICIES....................................    7

INVESTMENT RESTRICTIONS...............................................    8

CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES.....    9

MANAGEMENT OF THE FUND................................................   12

PURCHASE OF SHARES....................................................   15

REDEMPTION OF SHARES..................................................   17

PORTFOLIO TRANSACTIONS................................................   20

NET ASSET VALUE.......................................................   20

DIVIDENDS, DISTRIBUTIONS AND TAXES....................................   21

OTHER INFORMATION.....................................................   22

                               PROSPECTUS SUMMARY

     PIMCO Funds: Multi-Manager Series (the "Trust") is an open-end management investment company ("mutual fund") organized as a Massachusetts business trust on August 24, 1990. This Prospectus describes a separate diversified investment portfolio (the "Fund") offered by the Trust.

                                Fund at a Glance

     The following chart provides general information about the Fund. It is qualified in its entirety by the more complete descriptions of the Fund appearing elsewhere in this Prospectus.

Sub-Adviser and Fund          Investment Objective        Primary Investments

Cadence Capital Management

Mega-Cap Fund                 Seeks growth of capital.    Invests primarily in
                                                          common stocks of
                                                          companies with market
                                                          capitalizations of at
                                                          least $5 billion at
                                                          the time of investment
                                                          that have improving
                                                          fundamentals and whose
                                                          stock is reasonably
                                                          valued by the market.

                      Investment Risks and Considerations

     The following are some of the primary risks relevant to an investment in the Fund and to the securities in which the Fund invests. Investors should read this Prospectus carefully for a more complete discussion of the risks relating to an investment in the Fund. The value of all securities and other instruments held by the Fund vary from time to time in response to a wide variety of market factors. Consequently, the net asset value per share of the Fund will vary.
The net asset value per share of the Fund may be less at the time of redemption than it was at the time of investment. It is the policy of the Fund to be as fully invested as practicable in common stock and the Fund may not invest in debt securities as a defensive investment posture (although it may invest in such securities to provide for payment of expenses and to meet redemption requests), and, therefore, may be particularly vulnerable to general declines in stock prices.

     The Fund's investment techniques may involve a form of borrowing, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio and may require liquidation of portfolio positions when it is not advantageous to do so.

     The Fund offers its shares to both institutional and retail investors. Institutional shareholders, some of whom also may be investment advisory clients of PIMCO Advisors L.P. or its affiliates, may hold large positions in the Fund. Such shareholders may on occasion make large redemptions of their holdings in the Fund to meet their liquidity needs, in connection with strategic adjustments to their overall portfolio of investments, or for other purposes. Large redemptions from the Fund could require liquidation of portfolio positions when it is not most desirable to do so. Liquidation of portfolio holdings also may cause the Fund to realize taxable capital gains.

                       Investment Adviser and Sub-Adviser

     PIMCO Advisors L.P. ("PIMCO Advisors" or the "Adviser") serves as investment adviser to the Fund. PIMCO Advisors is one of the largest investment management firms in the U.S. As of _________, 1999, PIMCO Advisors and its subsidiary partnerships had approximately $____ billion in assets under management. Subject to the supervision of the Board of Trustees of the Trust, the Adviser is responsible for the investment program for the Fund in accordance with the Fund's investment objective, policies, and restrictions. The Adviser has engaged its affiliate, Cadence Capital Management ("Cadence"), to serve as the Fund's Sub-Adviser. Under the supervision of PIMCO Advisors, the Sub-Adviser makes determinations with respect to the purchase and sale of portfolio securities, and places, in the name of the Fund, orders for execution of the Fund's transactions. For its services, the Adviser receives fees based on the average daily net assets of the Fund. The Adviser (and not the Fund or the Trust) compensates the Sub-Adviser out of its advisory fees. See "Management of the Fund."

                               Purchase of Shares

     This Prospectus describes two classes of shares of the Fund: the "Institutional Class" and the "Administrative Class." Shares of the Institutional Class are offered primarily for direct investment by institutional investors (Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to the customers' investments in the Fund). Shares of the Administrative Class are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries. The Fund pays service and/or distribution fees to such entities for services they provide to the Fund's shareholders of that class.

     Shares of the Institutional Class and Administrative Class of the Fund are offered at the relevant next determined net asset value with no sales charge or other fee. The minimum initial investment for shares of either class is $5 million, subject to certain exceptions described under "Purchase of Shares." Shares of either class may also be offered to clients of the Adviser and its affiliates.

                           Redemptions and Exchanges

     Institutional Class and Administrative Class shares of the Fund may be redeemed without cost (except as noted below) at the relevant net asset value per share of the particular class next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price.

     Institutional Class and Administrative Class shares of the Fund may be exchanged without cost (except as noted below) on the basis of relative net asset values for shares of the same class of any other series of the Trust offered generally to the public, or for shares of the same class of a series of PIMCO Funds: Pacific Investment Management Series, an affiliated mutual fund family composed primarily of fixed income portfolios managed by Pacific Investment Management Company, an affiliate of the Adviser. See "Redemption of Shares."

                              EXPENSE INFORMATION

Shareholder Transaction Expenses (Institutional Class and Administrative Class):

Sales Load Imposed on Purchases........................................    None
Sales Load Imposed on Reinvested Dividends.............................    None
Redemption Fee.........................................................    None
Exchange Fee...........................................................    None

Annual Fund Operating Expenses (as a percentage of average daily net assets):

                                                           Service/
                               Advisory   Administrative     12b-1      Total
                                  Fee           Fee           Fee     Expenses
                               ---------  ---------------  ---------  ---------
Institutional Class Shares...      0.45%            0.25%      None       0.70%
Administrative Class Shares..      0.45%            0.25%      0.25%      0.95%

     For a more detailed discussion of the Fund's fees and expenses, see "Fund Administrator," "Advisory and Administrative Fees," and "Service and Distribution Fees" under the caption "Management of the Fund."

Example of Fund Expenses:

     An investor would pay the following expenses on a $1,000 investment in the noted class of shares of the Fund, assuming (1) a hypothetical 5% annual return and (2) redemption at the end of each time period:

                               1 year  3 years  5 years  10 years
                               ------  -------  -------  --------
Institutional Class Shares...     $ 7      $22      $39      $ 87
Administrative Class Shares..      10       30       53       117

          The above tables are provided to assist investors in understanding the various expenses which may be borne directly or indirectly in connection with an investment in the Fund. The information is based upon estimated fees and expenses for the Fund's initial fiscal year. This example should not be considered a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown.

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objective and general investment policies of the Fund are described below. There can be no assurance that the investment objective of the Fund will be achieved. Because the market value of the Fund's investments will change, the net asset value per share of the Fund also will vary. Specific portfolio securities eligible for purchase by the Fund, investment techniques that may be used by the Fund, and the risks associated with these securities and techniques are described more fully under "Characteristics and Risks of Securities and Investment Techniques" in this Prospectus and "Investment Objectives and Policies" in the Statement of Additional Information.

     Mega-Cap Fund seeks growth of capital. The Fund invests primarily in common stocks of companies that have improving fundamentals (such as growth of earnings and dividends) and whose stock is reasonably valued by the market. Stocks for the Fund are selected from a universe of the approximately 250 largest market capitalization stocks, all of which are those of companies with market capitalizations of at least $5 billion at the time of investment. The Fund usually invests in approximately 40 to 60 common stocks. Each issue is screened and ranked using five distinct computerized models, including: (i) a dividend growth screen, (ii) an equity growth screen, (iii) an earnings growth screen, (iv) an earnings momentum screen, and (v) an earnings surprise screen. The Sub-Adviser believes that the models identify the stocks in the universe exhibiting growth characteristics with reasonable valuations. Stocks are replaced when the score worse-than-median screen ranks, have negative earnings surprises, or show poor relative price performance. The universe is rescreened frequently to obtain a favorable composition of growth and value characteristics for the entire Fund. The Portfolio Managers for the Fund are David B. Breed, William B. Bannick, Katherine A. Burdon, and Peter B. McManus of PIMCO Advisors' subsidiary Cadence.

     It is the policy of the Fund to be as fully invested in common stocks as practicable at all times. This policy precludes the Fund from investing in debt securities as a defensive investment posture (although the Fund may invest in such securities to provide for payment of expenses and to meet redemption requests). Accordingly, investors in the Fund bear the risk of general declines in stock prices and the risk that the Fund's exposure to such declines cannot be lessened by investment in debt securities. The Fund may maintain a portion of its assets, which will usually not exceed 10%, in U.S. Government securities, high quality debt securities (whose maturity or remaining maturity will not exceed five years), money market obligations, and in cash to provide for payment of the Fund's expenses and to meet redemption requests.

          The Fund may also lend portfolio securities; enter into repurchase agreements and reverse repurchase agreements (subject to the Fund's investment limitations described below); purchase and sell securities on a when-issued or delayed delivery basis; and enter into forward commitments to purchase securities. The Fund may also invest in American Depository Receipts ("ADRs"), which are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. For more information on these and other investment practices, see "Characteristics and Risks of Securities and Investment Techniques" in this Prospectus and "Investment Objectives and Policies" in the Statement of Additional Information.

                            INVESTMENT RESTRICTIONS

     The investment restrictions set forth below are fundamental policies of the Fund and may not be changed without shareholder approval by vote of a majority of the outstanding shares of the Fund. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval. Under the following fundamental restrictions, the Fund may not:

     (1) Invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto).

     (2) With respect to 75% of its assets, invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

     (3) With respect to 75% of its assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

     (4) Purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein.

     (5) Purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or swap agreements), except that the Fund may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments or one or more groups of instruments, and on options on such futures contracts.

     (6) Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction.

     (7) Borrow money, or pledge, mortgage or hypothecate its assets, except that the Fund may (i) borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, but only if immediately after each borrowing and continuing thereafter, there is asset coverage of 300% and (ii) enter into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts as described in this Prospectus and in the Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts, options on futures contracts, and forward foreign currency contracts will not be deemed to be pledges of the Fund's assets).

     (8) Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies, and except for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security.

     (9) Lend any funds or other assets, except that the Fund may, consistent with its investment objective and policies: (a) invest in debt obligations, including bonds, debentures, or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements and reverse repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the Securities and Exchange Commission ("SEC") and the Trustees of the Trust.

     (10) Act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

     Unless otherwise noted, the remaining restrictions and policies of the Fund relating to the investment of its assets and activities are non-fundamental and may be changed without shareholder approval. Unless otherwise indicated, all limitations applicable to the Fund's investments apply only at the time a transaction is entered into.


                    CHARACTERISTICS AND RISKS OF SECURITIES
                           AND INVESTMENT TECHNIQUES

     The different types of securities and investment techniques used by the Fund all have attendant risks of varying degrees. For example, with respect to common stock, there can be no assurance of capital appreciation, and there is a risk of market decline. Investors should carefully consider the investment objective, investment policies, and potential risks of the Fund before investing.

     The following describes potential risks associated with different types of investment techniques that may be used by the Fund. For more detailed information on these investment techniques, as well as information on the types of securities in which the Fund may invest, see the Statement of Additional Information.

Repurchase Agreements

     For the purposes of maintaining liquidity and achieving income, the Fund may enter into repurchase agreements, which entail the purchase of a portfolio-eligible security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time (normally one day). If the party agreeing to repurchase should default, as a result of bankruptcy or otherwise, the Fund will seek to sell the securities which it holds, which action could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The Fund will invest in repurchase agreements only as a cash management technique with respect to that portion of the portfolio maintained in cash. The Fund will limit its investment in repurchase agreements maturing in more than seven days consistent with the Fund's policy on investment in illiquid securities.

Reverse Repurchase Agreements and Other Borrowings

     A reverse repurchase agreement may for some purposes be considered borrowing that involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price. The Fund will segregate assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. Reverse repurchase agreements will be subject to the Fund's limitations on borrowings. The Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Such a practice will result in leveraging of the Fund's assets. Leverage will tend to exaggerate the effect on net asset value of any increase or decrease in the value of the Fund's portfolio and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so.

Loans of Portfolio Securities

     For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions, provided:

     (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned;

     (ii) the Fund may at any time call the loan and obtain the return of the securities loaned;

     (iii) the Fund will receive any interest or dividends paid on the loaned securities; and

     (iv) the aggregate market value of securities loaned will not at any time exceed the Fund's limitation on lending its portfolio securities.

     The Fund's performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the security loaned or become insolvent. The Fund may pay lending fees to the party arranging the loan.

Short Sales

     The Fund may from time to time make short sales involving securities held in the Fund's portfolio or which the Fund has the right to acquire without the payment of further consideration. For these purposes, the Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-Issued, Delayed Delivery and Forward Commitment Transactions

     The Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated.

Investment in Investment Companies

     The Fund may invest up to 5% of its assets in other investment companies. As a shareholder of an investment company, the Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Money Market Instruments

     The Fund may hold a portion of its assets in the following kinds of money market instruments:

     (1)  short-term U.S. Government securities;

     (2) certificates of deposit, bankers' acceptances and other bank obligations rated in the two highest rating categories by at least two NRSROs, or, if rated by only one NRSRO, in such agency's two highest grades, or, if unrated, determined to be of comparable quality by the Adviser or the Sub-Adviser. Bank obligations must be those of a bank that has deposits in excess of $2 billion or that is a member of the Federal Deposit Insurance Corporation. The Fund may invest in obligations of U.S. branches or subsidiaries of foreign banks ("Yankee dollar obligations") or foreign branches of U.S. banks ("Eurodollar obligations");

     (3) commercial paper rated in the two highest rating categories by at least two NRSROs, or, if rated by only one NRSRO, in such agency's two highest grades, or, if unrated, determined to be of comparable quality by the Adviser or the Sub-Adviser;

     (4) corporate obligations with a remaining maturity of 397 days or less whose issuers have outstanding short-term debt obligations rated in the highest rating category by at least two NRSROs, or, if rated by only one NRSRO, in such agency's highest grade, or, if unrated, determined to be of comparable quality by the Adviser or the Sub-Adviser; and

     (5) repurchase agreements with domestic commercial banks or registered broker-dealers.

Illiquid Securities

     The Fund may invest in securities that are illiquid so long as no more than 15% of the net assets of the Fund (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of

Trustees. The Sub-Adviser may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities.

     The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, repurchase agreements with maturities in excess of seven days and securities that are subject to legal or contractual restrictions on resale (such as privately placed securities), and other securities which legally or in the Adviser's or the Sub-Adviser's opinion may be deemed illiquid (not including securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper that the Adviser or the Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees).

Service Systems -- Year 2000 Problem

     Many of the services provided to the Fund depend on the smooth functioning of computer systems. Many systems in use today cannot distinguish between the year 1900 and the year 2000. Should any of the service systems fail to process information properly, that could have an adverse impact on the Fund's operations and services provided to shareholders. The Adviser, Distributor, Shareholder Servicing and Transfer Agent, Custodian, and certain other service providers to the Fund have reported that each is working toward mitigating the risks associated with the so-called "year 2000 problem." However, there can be no assurance that the problem will be corrected in all respects and that the Fund's operations and services provided to shareholders will not be adversely affected, nor can there be any assurance that the year 2000 problem will not have an adverse effect on the entities whose securities are held by the Fund or on domestic or global equity markets or economies, generally.

"Fundamental" Policies

     The investment objective of the Fund described in this Prospectus may be changed by the Board of Trustees without shareholder approval. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.


                             MANAGEMENT OF THE FUND

     The business affairs of the Fund are managed under the direction of the Board of Trustees. Information about the Trustees and the Trust's executive officers may be found in the Statement of Additional Information under the heading "Management of the Trust."

Investment Adviser

     PIMCO Advisors serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. PIMCO Advisors is a Delaware limited partnership organized in 1987. PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. Total assets under management by PIMCO Advisors and its subsidiary partnerships as of ________, 1999 were approximately $____ billion.

     The general partners of PIMCO Advisors are PIMCO Partners, G.P. and PIMCO Advisors Holdings L.P. ("PAH"). PIMCO Partners, G.P. is a general partnership between PIMCO Holding LLC, a Delaware limited liability company and an indirect wholly-owned subsidiary of Pacific Life Insurance Company, and PIMCO Partners LLC, a California limited liability company controlled by the current Managing Directors and two former

Managing Directors of Pacific Investment Management. PIMCO Partners, G.P. is the sole general partner of PAH. PIMCO Advisors is governed by a Management Board, which exercises substantially all of the governance powers of the general partner and serves as the functional equivalent of a board of directors.

     PIMCO Advisors' address is 800 Newport Center Drive, Newport Beach, California 92660. PIMCO Advisors is registered as an investment adviser with the SEC. PIMCO Advisors currently has seven subsidiary investment adviser partnerships, including Cadence, the Fund's Sub-Adviser.

     Under the investment advisory agreement, PIMCO Advisors, subject to the supervision of the Board of Trustees, is responsible for providing advice and guidance with respect to the Fund and for managing, either directly or through others selected by PIMCO Advisors, the investments of the Fund. PIMCO Advisors also furnishes to the Board of Trustees periodic reports on the investment performance of the Fund.

Sub-Adviser

     Pursuant to a portfolio management agreement, PIMCO Advisors employs Cadence, an affiliated firm, to serve as Sub-Adviser for the Fund. PIMCO Advisors (and not the Fund or the Trust) compensates the Sub-Adviser from its advisory fee. The Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of the Fund's assets, and makes all determinations respecting the purchase and sale of the Fund's securities and other investments. If Cadence ceases to serve as Sub-Adviser for the Fund, PIMCO Advisors will either assume full responsibility for the management of the Fund, or retain a new sub-adviser subject to the approval of the Trustees and, if required, the Fund's shareholders. The following provides a description of Cadence and the individual portfolio managers of the Fund.

     Cadence is an investment management firm organized as a general partnership. Cadence has two partners: PIMCO Advisors as the supervisory partner, and Cadence Capital Management Inc. as the managing partner. Cadence Capital Management Corporation, the predecessor investment adviser to Cadence, commenced operations in 1988. Accounts managed by Cadence had combined assets as of __________, 1999 of approximately $_____ billion. Cadence's address is Exchange Place, 53 State Street, Boston, Massachusetts 02109. Cadence is registered as an investment adviser with the SEC.

     David B. Breed, William B. Bannick, Katherine A. Burdon, and Peter B. McManus are primarily responsible for the day-to-day management of the Fund. Mr. Breed is a Managing Director, the Chief Executive Officer, and a founding partner of Cadence, and has 25 years' investment management experience. He has been the driving force in developing the firm's growth-oriented stock screening and selection process and has been with Cadence (or its predecessor) since its inception. Mr. Breed graduated from the University of Massachusetts and received his MBA from the Wharton School of Business. He is a Chartered Financial Analyst. Mr. Bannick is a Managing Director and Executive Vice President of Cadence and has 13 years' investment management experience. He previously served as Executive Vice President of George D. Bjurman & Associates and as Supervising Portfolio Manager of Trinity Investment Management Corporation. Mr. Bannick joined the predecessor of Cadence in 1992. He graduated from the University of Massachusetts and received his MBA from Boston University. Mr. Bannik is a Chartered Financial Analyst. Ms. Burden is a Managing Director and Portfolio Manager of Cadence and has 10 years' investment management experience. She previously served as a Vice President and Portfolio Manager of The Boston Company. Ms. Burdon joined the predecessor of Cadence in 1993. She graduated from Stanford University and received a Master of Science degree from Northeastern University. Ms. Burdon is a Chartered Financial Analyst and Certified Public Accountant. Mr. McManus is Director of Fund Management of Cadence and has 21 years' investment management experience. He previously served as a Vice President of Bank of Boston. Mr. McManus joined Cadence in 1994. He graduated from the University of Massachusetts, and he is certified as a Financial Planner.

     Registration as an investment adviser with the SEC does not involve supervision by the SEC over investment advice. The portfolio management agreement is not exclusive, and Cadence may provide, and currently is providing, investment management services to other clients, including other investment companies.

Fund Administrator

     PIMCO Advisors also serves as administrator (the "Administrator") for the Fund's Institutional Class and Administrative Class shares pursuant to an administration agreement with the Trust. The Administrator provides or procures administrative services for Institutional Class and Administrative Class shareholders of the Fund, which include clerical help and accounting, bookkeeping, internal audit services and certain other services required by the Fund, and preparation of reports to the Fund's shareholders and regulatory filings. The Administrator has retained Pacific Investment Management to provide such services as sub-administrator. The Administrator and/or the sub-administrator may also retain other affiliates to provide certain of these services. In addition, the Administrator, at its own expense, arranges for the provision of legal, audit, custody, transfer agency (including sub-transfer agency and other administrative services) and other services necessary for the ordinary operation of the Fund, and is responsible for the costs of registration of the Fund's shares and the printing of prospectuses and shareholder reports for current shareholders.

     The Fund (and not the Administrator) is responsible for its share of the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO Advisors, Pacific Investment Management, or their subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of the Adviser, the Sub-Advisor, or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service and/or distribution fees payable with respect to the Administrative Class shares, and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 (the "1940 Act"), subject to review and approval by the Trustees.

Advisory and Administrative Fees

     The Fund features fixed advisory and administrative fees. For providing or arranging for the provision of investment advisory services to the Fund as described above, PIMCO Advisors receives monthly fees at an annual rate of 0.45% based on the average daily net assets of the Fund.

     For providing or procuring administrative services for the Fund as described above, the Administrator receives monthly fees at an annual rate of 0.25% based on the average daily net assets attributable in the aggregate to the Fund's Institutional Class and Administrative Class shares.

     The investment advisory, administration, and sub-administration agreements for the fund may be terminated by the Trustees, PIMCO Advisors or Pacific Investment Management (as the case may be) on 60 days' written notice.
Following their initial terms, the agreements will continue from year to year if approved by the Trustees.

     Pursuant to the portfolio management agreement between the Adviser and the Sub-Adviser, PIMCO Advisors (and not the Fund or the Trust), pays the Sub-Adviser a fee at the annual rate of 0.35% based on the average daily net assets of the Fund.

Service and Distribution Fees

     The Trust has adopted an Administrative Services Plan and a Distribution Plan (the "Plans") with respect to the Administrative Class shares of the Fund. Under the terms of the Plans, the Trust is permitted to reimburse, out of the Administrative Class assets of the Fund, in an amount up to .25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution and marketing of shares and/or the provision of certain shareholder services (in the case of the Distribution Plan) or the administration of plans or programs that use Fund shares as their funding medium (in the case of the Administrative Services
Plan), and to reimburse certain other related expenses. Total reimbursement under the Plans may be paid in an amount up to .25% on an annual basis of the average daily net assets attributable to the Administrative Class shares of the Fund. The same entity may not receive both distribution and administrative services fees with respect to the same assets but may with respect to separate assets receive fees under each Plan. Fees paid pursuant to either Plan may be paid for shareholder services and the maintenance of accounts, and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the 1940 Act and will be administered in accordance with the provisions of that rule, except that shareholders will not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plan that they will have with respect to the Distribution Plan. For more complete disclosure regarding the Plans and their terms, see the Statement of Additional Information.

     Institutional and Administrative Class shares of the Fund may also be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions on the purchase or redemption of Fund shares by their customers and may charge their customers transaction or other account fees on the purchase and redemption of Fund shares. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

Distributor

     Shares of the fund are distributed through PIMCO Funds Distributors LLC (the "Distributor"), a wholly owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, Connecticut 06902, is a broker-dealer registered with the SEC.


                               PURCHASE OF SHARES

     The Fund offers Institutional Class and Administrative Class shares in this Prospectus. Shares of the Institutional Class are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations, and high net worth individuals (Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Fund). Shares of the Administrative Class are offered primarily through employee benefit plan alliances, broker-dealers, and other intermediaries, and the Fund pays service and/or distribution fees to such entities for services they provide to shareholders of that class.

     Shares of either the Institutional Class or the Administrative Class of the Fund may be purchased at the relevant net asset value of that class without a sales charge or other fee. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000 per Fund. Shares may also be offered to clients of Cadence and other affiliates of PIMCO Advisors, and to the benefit plans of PIMCO

Advisors and its affiliates. In addition, the minimum initial investment does not apply to shares of the Institutional Class offered through fee-based programs sponsored and maintained by a registered broker-dealer and approved by the Distributor pursuant to which each investor pays an asset based fee at an annual rate of at least .50% of the assets in the account to a financial intermediary for investment advisory and/or administrative services.

     Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or programs for which the shares are being acquired will maintain an omnibus or pooled account for the Fund and will not require the Fund to pay any type of administrative payment per participant account to any third party.

     The investment minimums discussed in this section and the limitations set forth in "Investment Limitations" below do not apply to participants in PIMCO Advisors Portfolio Strategies, a managed product sponsored by PIMCO Advisors.

Initial Investment

     An account may be opened by completing and signing a Client Registration Application and mailing it to PIMCO Funds at the following address: 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. A Client Registration Application may be obtained by calling 1-800-800-0952.

     Except as provided below, purchases of Institutional Class and Administrative Class shares can only be made by wiring federal funds to National Financial Data Services (the "Transfer Agent"), 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must first telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer, and the following information will be requested: name of authorized person; shareholder name; shareholder account number; name of the Fund and share class; amount being wired; and wiring bank name.

     Shares may be purchased without first wiring federal funds if the proceeds of the investment are derived from an advisory account maintained by the investor with PIMCO Advisors or one of its affiliates; from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company; or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

     A purchase order, together with payment in proper form, received by the Transfer Agent prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange (the "Exchange"), on a day the Trust is open for business, will be effected at that day's net asset value. An order received after the close of regular trading on the Exchange will be effected at the net asset value determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the net asset value determined on the prior business day. The Trust is "open for business" on each day the Exchange is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

Additional Investments

     Additional Investments may be made at any time at the relevant net asset value for the particular class by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

Other Purchase Information

     Purchases of the Fund's Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

     The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Fund or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust. The Trust and the Distributor may also waive the minimum initial investment for certain investors.

     Purchases and sales should be made for long-term investment purposes only. The Trust and Adviser each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident.

     Institutional Class and Administrative Class shares of the Fund are not qualified or registered for sale in all states. Prospective investors should inquire as to whether shares of the Fund are available for offer and sale in their state of residence. Shares of the Fund may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

     Investors may, subject to the approval of the Trust, purchase shares of the Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if the Sub-Adviser intends to retain the security in the Fund as an investment. Assets so purchased by the Fund will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

Retirement Plans

     Shares of the Fund are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect the Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.


                              REDEMPTION OF SHARES

Redemptions by Mail

     Institutional Class and Administrative Class shares may be redeemed by submitting a written request to PIMCO Funds, 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, stating the name of the Fund, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

Redemptions by Telephone or Other Wire Communication

     If an election is made on the Client Registration Application (or subsequently in writing), redemptions of shares may be requested by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-949-760-4456, or by other means of wire communication. Investors should state the name of the Fund and the class of shares to be redeemed, the number or dollar amount of the shares to be redeemed and the account number. Redemption requests of an amount of $10 million or more may be initiated by telephone, but must be confirmed in writing by an authorized party prior to processing.

     In electing a telephone redemption, the investor authorizes Pacific Investment Management and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Pacific Investment Management and the Transfer Agent to be genuine. Neither the Trust nor its Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in telephone service may mean that a shareholder will be unable to effect a redemption by telephone when desired.
The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing). All telephone transactions are recorded, and Pacific Investment Management or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. If the Trust or Transfer Agent fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any losses due to unauthorized or fraudulent telephone transactions. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See "Redemption of Shares -- Other Redemption Information."

     Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective.
Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

     Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Other Redemption Information

     Redemption requests for Fund shares are effected at the net asset value per share next determined after receipt in good order of the redemption request by the Trust or its designee. A redemption request received by the Trust or its designee prior to the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day.

     Payment of the redemption price will ordinarily be wired to the investor's bank within three business days after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the Exchange is closed, or during certain other periods as permitted under the federal securities laws.

     For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

     Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000. This mandatory redemption policy does not apply to participants in PIMCO Advisors Portfolio Strategies, a managed product sponsored by PIMCO Advisors.

     The Trust agrees to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-days period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Exchange Privilege

     Shares of the Fund may be exchanged for shares of the same class of any other series of the Trust based on the respective net asset values of the shares involved. An exchange may be made by following the redemption procedure described above under "Redemptions by Mail" or, if the telephone redemption option has been elected, by calling the Trust at 1-800-927-4648. Shares of the Fund may also be exchanged for shares of the same class of a series of PIMCO
Funds: Pacific Investment Management Series, an affiliated mutual fund family composed primarily of fixed income portfolios managed by Pacific Investment Management. Shareholders interested in such an exchange may request a prospectus for these other series by contacting PIMCO Funds: Pacific Investment Management Series at the same address and telephone number as the Trust.

     Exchanges may be made only with respect to other eligible series that are registered in the state of residence of the investor or where an exemption from registration is available. An exchange order is treated the same for tax purposes as a redemption followed by a purchase and may result in a capital gain or loss, and special rules may apply in computing tax basis when determining gain or loss. See "Taxation" in the Statement of Additional Information.

     The Trust reserves the right to refuse exchange purchases if, in the judgment of the Adviser, the purchase would adversely affect the Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by the Adviser to be detrimental to the Trust or the Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of the Fund, subsequently exchanges those shares for shares of a different series, and then exchanges back into the Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the Fund) more than six round trip exchanges in any twelve-month period. Although the Trust will attempt to give shareholders prior notice whenever it is reasonably able to do so, it may impose additional restrictions on exchanges at any time.

                             PORTFOLIO TRANSACTIONS

     Pursuant to the portfolio management agreement, the Sub-Adviser places orders for the purchase and sale of portfolio investments for the Fund's accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of the Fund, the Sub-Advisers will seek the best price and execution of the Fund's orders. In doing so, the Fund may pay higher commission rates than the lowest available when the Sub-Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. The Sub-Adviser also may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust.

     Some securities considered for investment by the Fund may also be appropriate for other clients served by the Adviser or the Sub-Adviser. If a purchase or sale of securities consistent with the investment policies of the Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser or Sub-Adviser. The Sub-Adviser may aggregate orders for the Fund with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day.

     A change in the securities held by the Fund is known as "portfolio turnover." The Sub-Adviser manages the Fund without regard generally to restrictions on portfolio turnover, except those imposed on their ability to engage in short-term trading by provisions of the federal tax laws. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates). See "Dividends, Distributions and Taxes." It is estimated that the annual portfolio turnover rate for the Fund will be approximately 70%.


                                NET ASSET VALUE

     The net asset values of Institutional and Administrative Class shares of the Fund will be determined once on each day on which the Exchange is open (a "Business Day"), as of the close of regular trading (normally 4:00 p.m., Eastern time) on the Exchange. Net asset value will not be determined on days which the Exchange is closed.

     Portfolio securities and other assets for which market quotations are readily available are stated at market value. Fixed income securities are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Short-term investments having a maturity of 60 days or less are valued at amortized cost, when the Board of Trustees determines that amortized cost is their fair value. All other securities and assets are valued at their fair value as determined in good faith by the Trustees or by persons acting at their direction.

     The Fund's liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that class's distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class's "net asset value" per share. Under certain circumstances, the per share net asset value of the Administrative Class shares of the Fund may be lower than the per share net asset value of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees applicable to the Administrative Class shares. To the extent that the Fund pays income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the Fund's classes.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     Shares begin earning dividends on the effective date of purchase, provided notification deadlines are met. See "Purchase of Shares." Net investment income from interest and dividends, if any, will be declared and paid at least annually to shareholders of record by the Fund. Any net capital gains from the sale of portfolio securities will be distributed no less frequently than once annually. Net short-term capital gains may be paid more frequently. Dividend and capital gain distributions of the Fund will be reinvested in additional shares of the Fund unless the shareholder elects to have them paid in cash. Dividends from net investment income with respect to Administrative Class shares will be lower than those paid with respect to Institutional Class shares, reflecting the payment of service and/or distribution fees by that class.

     The Fund intends to qualify as a regulated investment company annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). As such, the Fund generally will not pay federal income tax on the income and gains it pays as dividends to its shareholders. In order to avoid a 4% federal excise tax, the Fund intends to distribute each year substantially all of its net income and gains.

     Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from the Fund, regardless of whether received in cash or reinvested in additional shares. Distributions received by tax-exempt shareholders generally will not be subject to federal income tax to the extent permitted under applicable tax law. All shareholders must treat dividends, other than capital gain dividends, exempt-interest dividends, if any, and dividends that represent a return of capital to shareholders, as ordinary income. In particular, distributions derived from short-term gains will be treated as ordinary income. Dividends, if any, derived from interest on certain U.S. Government securities may be exempt from state and local taxes, although interest on mortgage-backed U.S. Government securities is generally not so exempt.

     Dividends designated by the Fund as capital gain dividends derived from the Fund's net capital gains (that is, the excess of its net long-term capital gains over its net short-term capital losses) are taxable to shareholders as long-term capital gain (generally subject to a 20% tax rate for shareholders who are individuals) except as provided by an applicable tax exemption. Any distributions that are not from the Fund's net investment income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Certain dividends declared in October, November or December of a calendar year are taxable to shareholders (who otherwise are subject to tax on dividends) as though received on December 31 of that year if paid to shareholders during January of the following calendar year. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

     Taxable shareholders should note that the timing of their investment or redemptions could have undesirable tax consequences. Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses.

     As discussed above under "Characteristics and Risks of Securities and Investment Techniques--Investment in Investment Companies," the Fund may invest in the securities of other investment companies. Investments in other investment companies may increase the amount of taxes payable by shareholders of the Fund. For more information on the tax consequences of such investments, see "Taxation" in the Statement of Additional Information.

     The preceding discussion relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisers as to the possible application of foreign, state and local income tax laws to Fund dividends and capital gain distributions. For additional information relating to the tax aspects of investing in a Fund, see the Statement of Additional Information.

                               OTHER INFORMATION

Capitalization

     The Trust was organized as a Massachusetts business trust on August 24, 1990, and currently consists of twenty-seven portfolios that are operational, one of which are described in this Prospectus. Other portfolios may be offered by means of a separate prospectus. The Board of Trustees may establish additional portfolios in the future. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest. When issued, shares of the Trust are fully paid, non-assessable and freely transferable.

     Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Second Amended and Restated Agreement and Declaration of Trust (the "Declaration of Trust") of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust also provides for indemnification out of the Fund's property for all loss and expense of any shareholder of the Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the fund is unable to meet its obligations, and thus should be considered remote.

Multiple Classes of Shares

     Institutional Class and Administrative Class shares of the Fund represent interests in the assets of the Fund, and each class has identical dividend, liquidation and other rights and the same terms and conditions, except that expenses related to the distribution and/or shareholder servicing of Administrative Class shares are borne solely by such class, and each class may, at the Trustees' discretion, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Fund's assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the Fund.

Voting

     Each class of shares of the Fund has identical voting rights, except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. The Administrative Class shares have exclusive voting rights with respect to matters pertaining to any Distribution Plan applicable to that class. These shares are entitled to vote at meetings of shareholders. Matters submitted to shareholder vote must be approved by the Fund separately except (i) when required by the 1940 Act, shares shall be voted together with other series at the Trust, and (ii) when the Trustees have determined that the matter does not affect all Series, then only shareholders of the Series affected shall be entitled to vote on the matter. All classes of shares of the Fund will vote together, except with respect to a Distribution Plan or agreement applicable to a class of shares or when a class vote is required as specified above or otherwise by the 1940 Act. Shares are freely transferable, are entitled to dividends as declared by the Trustees and, in liquidation of the Trust, are entitled to receive the net assets of their Series, but not of the other Series. The Trust does not generally hold annual meetings of shareholders and will do so only when required by law. Shareholders may remove Trustees from office by votes cast in person or by proxy at a meeting of shareholders or by written consent. Such a meeting will be called at the written request of the holders of 10% of the Trust's outstanding shares.

     Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in this Prospectus, the phrase "vote of a majority of the outstanding shares" of the Fund (or the Trust) means the vote of the lesser of: (1) 67% of the shares of the Fund (or the Trust) present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund (or the Trust).

Performance Information

     From time to time the Trust may make available certain information about the performance of the Institutional Class and Administrative Class shares of the Fund. Information about the Fund's performance is based on the Fund's record to a recent date and is not intended to indicate future performance. Performance information is computed separately for the Fund's Institutional Class and Administrative Class shares in accordance with the formulas described below. Because Administrative Class shares bear the expense of service and/or distribution fees, it is expected that, under normal circumstances, the level of performance of the Fund's Administrative Class shares will be lower than that of the Fund's Institutional Class shares.

     The total return of Institutional Class and Administrative Class shares of the Fund may be included in advertisements or other written material. When the Fund's total return is advertised with respect to its Institutional Class and Administrative Class shares, it will be calculated for the past year, the past five years, and the past ten years (or if the Fund has been offered for a period shorter than one, five or ten years, that period will be substituted) since the establishment of the Fund, as more fully described in the Statement of Additional Information.

     Total return for each class is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions at net asset value). Total return may be advertised using alternative methods that reflect all elements of return, but that may be adjusted to reflect the cumulative impact of alternative fee and expense structures.

     The Fund may also provide current distribution information to their shareholders in shareholder reports or other shareholder communications, or in certain types of sales literature provided to prospective investors. Current distribution information for a particular class of the Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by the relevant class net asset value per share on the last day of the period and annualized. Current distribution rates differ from standardized yield rates in that they represent what a class of the Fund has declared and paid to shareholders as of the end of a specified period rather than the Fund's actual net investment income for that period.

     The Adviser and Sub-Adviser may also report to shareholders or to the public in advertisements concerning its performance as adviser to clients other than the Fund, and on its comparative performance or standing in relation to other money managers. Such comparative information may be compiled or provided by independent ratings services or by news organizations. Any performance information, whether related to the Fund, the Adviser, or the Sub-Adviser, should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the Fund, and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future.

     Investment results of the Fund will fluctuate over time, and any representation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

                          -----------------------------------------------------
PIMCO Funds:              INVESTMENT ADVISER AND ADMINISTRATOR
Multi-Manager Series      PIMCO Advisors L.P., 800 Newport Center Drive,
                          Newport Beach, CA 92660

                          -----------------------------------------------------
                          CUSTODIAN
                          Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, MO 64105

                          -----------------------------------------------------
                          TRANSFER AGENT
                          National Financial Data Services, 330 West 9th St., 4th Floor, Kansas City, MO 64105

                          -----------------------------------------------------
                          INDEPENDENT ACCOUNTANTS
                          PricewaterhouseCoopers LLP, 1055 Broadway,
                          Kansas City, MO 64105

                          -----------------------------------------------------
                          LEGAL COUNSEL
                          Ropes & Gray, One International Place,
                          Boston, MA 02110

                          -----------------------------------------------------

For More Information                  Statement of Additional             Information about the Trust
                                      Information (SAI).  The SAI         (including the SAI) can be
The following documents are or        contains additional information     reviewed and copied at the
 will be available that offer         about the Fund.  A current SAI      Securities and Exchange
 further information on the Fund      has been filed with the             Commission's Public Reference
 and other series of PIMCO            Securities and Exchange             Room in Washington, D.C.
 Funds:  Multi-Manager Series.        Commission, and is                  Information on the operation of
                                      incorporated into this prospectus   the public reference room may
Annual/Semi-Annual Reports            by reference.                       be obtained by calling the
 to Shareholders.  The Trust's                                            Commission at 1-800-SEC-
 annual and semi-annual reports       To request a free copy of these     0330.  Reports and other
 include a discussion of the          documents or to make inquiries      information about the Trust are
 market conditions and                about the Fund or other series of   available on the Commission's
 investment strategies that           the Trust, please write or call:    Internet site at www.sec.gov,
 significantly affected the                                               and copies of that information
 performance of its series during     PIMCO Funds:                        may be obtained, upon payment
 the last fiscal year or other        Multi-Manager Series                of a duplicating fee, by writing
 period.  Because the Fund is a       840 Newport Center Drive            the Public Reference Section of
 new series, it is not included in    Suite 300                           the Commission, Washington,
 the most recent reports.             Newport Beach, CA 92660             D.C. 20549-6009.

                                      Telephone:
                                      1-800-927-4648
                                      1-800-987-4626 (PIMCO
                                      Infolink Audio Response
                                      Network)

                                  PIMCO Funds:
                              Multi-Manager Series

                              PIMCO Mega-Cap Fund

                      STATEMENT OF ADDITIONAL INFORMATION

                 Institutional and Administrative Class Shares

                              ______________, 1999


     PIMCO Funds: Multi-Manager Series (the "Trust"), formerly PIMCO Funds:
Equity Advisors Series, PIMCO Advisors Institutional Funds, PFAMCo Funds, and PFAMCo Fund, is an open-end management investment company ("mutual fund") currently consisting of twenty-seven separate diversified investment series. This Statement of Additional Information relates to PIMCO Mega-Cap Fund, a separate series of the Trust.

     The Fund's investment adviser is PIMCO Advisors L.P. ("PIMCO Advisors" or the "Adviser"), 800 Newport Center Drive, Newport Beach, California 92660.

     The Fund currently offers Institutional and Administrative Class shares through a prospectus dated ________, 1999 (the "Prospectus"). This Statement of Additional Information is not a Prospectus, and should be used in conjunction with the Prospectus for the Fund, as supplemented from time to time A copy of the Prospectus may be obtained free of charge at the address and telephone number(s) listed below.

PIMCO Funds
840 Newport Center Drive, Suite 300
Newport Beach, California 92660
Telephone:     1-800-927-4648
               1-800-987-4626 (PIMCO Infolink Audio
                              Response Network)

                               TABLE OF CONTENTS
                               -----------------
                                                                           PAGE
                                                                           ----

INVESTMENT OBJECTIVES AND POLICIES.......................................    1
     U.S. Government Securities..........................................    1
     Borrowing...........................................................    1
     Preferred Stock.....................................................    2
     Corporate Debt Securities...........................................    2
     Participation on Creditors Committees...............................    2
     Variable and Floating Rate Securities...............................    3
     Foreign Securities..................................................    3
     Bank Obligations....................................................    3
     Commercial Paper....................................................    4
     When-Issued, Delayed Delivery and Forward Commitment Transactions...    4
     Warrants to Purchase Securities.....................................    5
     Repurchase Agreements...............................................    5
     Securities Loans....................................................    5

INVESTMENT RESTRICTIONS..................................................    6
     Fundamental Investment Restrictions.................................    6
     Non-Fundamental Investment Restrictions.............................    7

MANAGEMENT OF THE FUND...................................................    8
     Trustees and Officers...............................................    8
     Trustees' Compensation..............................................   12
     Investment Adviser..................................................   13
     Portfolio Management Agreement......................................   14
     Fund Administrator..................................................   15

DISTRIBUTION OF FUND SHARES..............................................   16
     Distributor and Multi-Class Plan....................................   16
     Distribution and Administrative Services Plans for
     Administrative Class Shares.........................................   16
     Purchases, Exchanges and Redemptions................................   18

PORTFOLIO TRANSACTIONS AND BROKERAGE.....................................   19
     Investment Decisions................................................   19
     Brokerage and Research Services.....................................   19
     Portfolio Turnover..................................................   20

NET ASSET VALUE..........................................................   21

TAXATION.................................................................   21
     Distributions.......................................................   21
     Sales of Shares.....................................................   22
     Backup Withholding..................................................   22
     Original Issue Discount.............................................   23
     Other Taxation......................................................   23

OTHER INFORMATION........................................................   24
     Capitalization......................................................   24
     Performance Information.............................................   24
     Year 2000 Readiness Disclosure......................................   30
     Compliance Efforts Related to the Euro..............................   31
     Voting Rights.......................................................   31
     Certain Ownership of Trust Shares...................................   31
     Custodian...........................................................   31
     Independent Accountants.............................................   32
     Registration Statement..............................................   32

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objective and general investment policies of the Fund are described in the Prospectus. Additional information concerning the characteristics of certain of the Fund's investments are set forth below.

U.S. Government Securities

     U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Fund's shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Govern ment securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (e.g., STRIPs and CUBEs) are direct obligations of the U.S. Government.

Borrowing

     Subject to the limitations described under "Investment Restrictions" below, the Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund's assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be unsecured. Provisions of the Investment Company Act of 1940, as amended ("1940 Act"), require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes. As noted under "Investment Restrictions," the Fund is subject to limitations on borrowings which are more strict than those imposed by the 1940 Act. Any borrowings for temporary administrative purposes in excess of 5% of the Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     In addition to borrowing for temporary purposes, the Fund may enter into reverse repurchase agreements if permitted to do so under its investment restrictions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Fund, coupled with its agreement to repurchase the instrument at a specified time and price. The Fund will segregate assets determined to be liquid by the Adviser or Cadence Capital Management, the Fund's sub-adviser (the "Sub-Adviser") in accordance with procedures established by the Board of Trustees and equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements with broker-dealers (but not banks). However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. Reverse repurchase agreements will be subject to the Fund's limitations on borrowings as specified under "Investment Restrictions" below.

Preferred Stock

     The Fund may invest in preferred stock. Preferred stock is a form of equity ownership in a corporation. The dividend on a preferred stock is a fixed payment which the corporation is not legally bound to pay. Certain classes of preferred stock are convertible, meaning the preferred stock is convertible into shares of common stock of the issuer. By holding convertible preferred stock, the Fund can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock.

Corporate Debt Securities

     The Fund may invest in short-term corporate debt securities. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

     The Fund's investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are deemed to be comparable in quality to corporate debt securities in which the Fund may invest. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

     Among the corporate debt securities in which the Fund may invest are convertible securities. A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock.

     A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party.

Participation on Creditors Committees

     The Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject the Fund to expenses such as legal fees and may make the Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict the Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Fund would participate on such committees only when the Adviser and the Sub-Adviser believe that such participation is necessary or desirable to enforce the Fund's rights as a creditor or to protect the value of securities held by the Fund.

Variable and Floating Rate Securities

     Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

     The Fund may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, but generally do not allow the Fund to participate fully in appreciation resulting from any general decline in interest rates.

Foreign Securities

     The Fund may invest in American Depository Receipts ("ADRs"). ADRs are dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. ADRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

     Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These include: differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political instability which can affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

     The risks of investing in foreign securities are particularly high when securities of issuers based in developing (or "emerging market") countries are involved. Investing in emerging market countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial government involvement in the economy; higher rates of inflation; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets.

Bank Obligations

     Bank obligations in which the Fund may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. The Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets (taken at market value at the time of investment) would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets. The Fund may also hold funds on deposit with its sub-custodian bank in an interest-bearing account for temporary purposes.

     The Fund limits its investments in United States bank obligations to obligations of United States banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. The Fund also may invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion.

Commercial Paper

     The Fund may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Fund consists of U.S. dollar-denominated obligations of domestic issuers which, at the time of investment, are (i) rated "P-1" or "P-2" by Moody's or "A-1" or "A-2" or better by S&P, (ii) issued or guaranteed as to principal and interest by issuers or guarantors having an existing debt security rating of "A" or better by Moody's or "A" or better by S&P, or (iii) securities which, if not rated, are, in the opinion of the Sub-Adviser, of an investment quality comparable to rated commercial paper in which the Fund may invest. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

When-Issued, Delayed Delivery and Forward Commitment Transactions

     The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When delayed delivery purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although the Fund may earn income on segregated securities. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed delivery purchases may result in a form of leverage. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Fund may purchase or sell securities on a delayed delivery basis.

     The Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Fund either (i) segregates until the settlement date assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price or (ii) enters into an offsetting contract for the forward sale of securities of equal value that it owns. Forward commitments may be considered securities in themselves. They involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. The Fund may dispose of a commitment prior to settlement and may realize short-term profits or losses upon such disposition.

Warrants to Purchase Securities

     The Fund may invest in warrants to purchase securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit the Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

Repurchase Agreements

     The Fund may enter into repurchase agreements with domestic commercial banks or registered broker/dealers. A repurchase agreement is a contract under which the Fund would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. The Sub-Adviser will monitor the creditworthiness of the counter parties.

Securities Loans

     Subject to certain conditions described in the Prospectus, the Fund may make secured loans of its portfolio securities amounting to no more than 33% of its total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Adviser or the Sub-Adviser to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent. The Fund may invest only the cash collateral received in interest-bearing, short-term securities or receive a fee from the borrower. In the case of cash collateral, the Fund typically pays a rebate to the lender. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

                            INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

     The investment restrictions set forth below are fundamental policies of the Fund and may not be changed without shareholder approval by vote of a majority of the outstanding shares of the Fund. Under the following restrictions, the Fund may not:

     (1) invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto);

     (2) with respect to 75% of its assets, invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

     (3) with respect to 75% of its assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

     (4) purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

     (5) purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or swap agreements), except that the Fund may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments or one or more groups of instruments, and on options on such futures contracts;

     (6) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction;

     (7) borrow money, or pledge, mortgage or hypothecate its assets, except that the Fund may (i) borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, but only if immediately after each borrowing and continuing thereafter, there is asset coverage of 300% and (ii) enter into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts as described in the Prospectuses and in this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts, options on futures contracts, and forward foreign currency contracts will not be deemed to be pledges of the Fund's assets);

     (8) issue senior securities, except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies, and except for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security;

     (9) lend any funds or other assets, except that the Fund may, consistent with its investment objective and policies: (a) invest in debt obligations, including bonds, debentures, or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements and reverse repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the SEC and the Trustees of the Trust; or

     (10) act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

     Notwithstanding the provisions of fundamental investment restrictions (7) and (8) above, the Fund may borrow money for temporary administrative purposes. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of the Fund, such excess shall be subject to the 300% asset coverage requirement of fundamental investment restriction (7).

     The investment objective of the Fund is non-fundamental and may be changed by the Trustees without shareholder approval.

Non-Fundamental Investment Restrictions

     The Fund is also subject to the following non-fundamental restrictions and policies (which may be changed without shareholder approval) and, unless otherwise indicated, may not:

     (1) invest in (a) securities which at the time of such investment are not readily marketable, (b) securities the disposition of which is restricted under federal securities laws, (c) repurchase agreements maturing in more than seven days, (d) OTC options (to the extent described above under "Derivative Instruments -- OTC Options"), and (e) IO/PO SMBS (as described above under "Mortgage-Related and Asset-Backed Securities -- Stripped Mortgage -Backed Securities") if, as a result, more than 15% of the Fund's net assets, taken at current value, would then be invested in securities described in (a), (b), (c),
(d) and (e) above. For the purpose of this restriction, securities subject to a 7-day put option or convertible into readily saleable securities or commodities are not included with subsections (a) or (b);

     (2) purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.);

     (3) make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open the Fund owns an equal amount of such securities or owns or has the right to acquire securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short;

     (4) purchase or sell commodities or commodity contracts except that the Fund may purchase and sell financial futures contracts and related options;

     (5) purchase securities the disposition of which is restricted under the federal securities laws (excluding for purposes of this restriction securities offered and sold pursuant to Rule 144A of the 1933 Act and Section 4(2) commercial paper) if, as a result, such investments would exceed 15% of the value of the net assets of the Fund;

     (6) write (sell) or purchase options except that the Fund may (a) write covered call options or covered put options on securities that it is eligible to purchase and enter into closing purchase transactions with respect to such options, and (b) in combination therewith, or separately, purchase put and call options on securities it is eligible to purchase, and (c) the Fund may engage in options on securities indexes, options on foreign currencies, options on futures contracts, and options on other financial instruments or one or more groups of instruments; provided that the premiums paid by the Fund on all outstanding options it has purchased do not exceed 5% of its total assets. The Fund may enter into closing sale transactions with respect to options it has purchased;

     (7) borrow money (excluding reverse repurchase agreements which are subject to the Fund's fundamental borrowing restriction), except for temporary administrative purposes.

     Unless otherwise indicated, all limitations applicable to the Fund's investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of the Fund's assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Fund's total assets will not require the Fund to dispose of an investment until the Adviser or Sub-Adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that ratings services assign different ratings to the same security, the Adviser or Sub-Adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

     The phrase "shareholder approval," as used in the Prospectus, and the phrase a "vote of a majority of the outstanding voting securities," as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or the Trust, as the case may be, or (2) 67% or more of the shares of the Fund or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                              MANAGEMENT OF THE FUND

Trustees and Officers

     The Trustees and officers of the Trust, their ages, and a description of their principal occupations during the past five years are listed below. Except as shown, each Trustee's and officer's principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is 840 Newport Center Drive, Suite 300, Newport Beach, California 92660.


                            Position(s) with      Principal Occupation(s) During the
Name, Address and Age       Trust                 Past Five Years
--------------------------  --------------------  ----------------------------------

E. Philip Cannon            Trustee               Proprietor, Cannon & Company, an affiliate of
3838 Olympia                                      Inverness Management LLC, a private equity
Houston, TX 77019                                 investment firm.  Formerly, Headmaster, St. John's
Age 58                                            School, Houston, Texas, Trustee of PIMCO
                                                  Advisors Funds ("PAF") and Cash Accumulation
                                                  Trust ("CAT"), General Partner, J.B. Poindexter &
                                                  Co., Houston, Texas (private partnership), and
                                                  Partner, Iberia Petroleum Company (oil and gas
                                                  production).  Mr. Cannon was a director of WNS
                                                  Inc., a retailing company which filed a petition in
                                                  bankruptcy within the last five years.

Donald P. Carter            Trustee               Formerly, Trustee of PAF and CAT, Chairman,
434 Stable Lane                                   Executive Vice President and Director,
Lake Forest, IL 60045                             Cunningham & Walsh, Inc., Chicago (advertising
Age 71                                            agency).

Gary A. Childress           Trustee               Private investor. Formerly, Chairman and Director,
11 Longview Terrace                               Bellefonte Lime Company, Inc.  Mr. Childress is a
Madison, CT 06443                                 partner in GenLime, L.P., a private limited
Age 65                                            partnership, which has filed a petition in bankruptcy
                                                  within the last five years.  Formerly, Trustee of
                                                  PAF and CAT.

William D. Cvengros*        Trustee               Chairman of the Board of the Trust; Chief
800 Newport Center Drive                          Executive Officer, President, and member of the
Newport Beach, CA 92660                           Management Board, PIMCO Advisors; President
Age 50                                            and Chief Executive Officer, Value Advisors LLC;
                                                  Co-Chairman, The Emerging Markets Income
                                                  Fund, Inc., The Emerging Markets Income Fund
                                                  II, Inc., The Emerging Markets Floating Rate
                                                  Fund, Inc., Global Partners Income Fund, Inc.,
                                                  Municipal Partners Fund, Inc., and Municipal
                                                  Partners Fund II, Inc. Chairman and Director,
                                                  PIMCO Advisors Funds plc, PIMCO Global
                                                  Advisors (Ireland) Limited.  Formerly, Trustee of
                                                  PAF and CAT, President of the Trust, Director,
                                                  Vice Chairman, and Chief Investment Officer,
                                                  Pacific Life Insurance Company ("Pacific Life")
                                                  and Director, PIMCO Funds Distribution Company
                                                  (currently, PIMCO Funds Distributors LLC).

Richard L. Nelson           Trustee               President, Nelson Financial Consultants; Director,
8 Cherry Hills Lane                               Wynn's International, Inc.; and Trustee, Pacific
Newport Beach, CA 92660                           Select Fund.  Formerly, Partner, Ernst & Young.
Age 69

Lyman W. Porter             Trustee               Professor of Management at the University of
2639 Bamboo Street                                California, Irvine; and Trustee, Pacific Select
Newport Beach, CA 92660                           Fund.
Age 69


                            Position(s) with      Principal Occupation(s) During the
Name, Address and Age       Trust                 Past Five Years
--------------------------  --------------------  ----------------------------------


Alan Richards               Trustee               Retired Chairman of E.F. Hutton Insurance Group;
7381 Elegans Place                                Former Director of E.F. Hutton and Company,
Carlsbad, CA 92009                                Inc.; Chairman of IBIS Capital, LLC; Director,
Age 69                                            Inspired Arts, Inc.; Former Director of Western
                                                  National Corporation.

Joel Segall                 Trustee               Formerly, Trustee of PAF and CAT, President and
11 Linden Shores                                  University Professor, Bernard M. Baruch College,
Branford, CT 06405                                The City University of New York; Deputy Under
Age 76                                            Secretary for International Affairs, United States
                                                  Department of Labor; Professor of Finance,
                                                  University of Chicago; and Board of Managers,
                                                  Coffee, Sugar and Cocoa Exchange.

W. Bryant Stooks            Trustee               President, Bryant Investments, Ltd.; Director,
1530 E. Montebello                                American Agritec LLC; and Director, Valley Isle
Phoenix, AZ 85014                                 Excursions, Inc.  Formerly, Trustee of PAF and
Age 58                                            CAT, President, Senior Vice President, Director
                                                  and Chief Executive Officer, Archirodon Group
                                                  Inc.; Partner, Arthur Andersen & Co.

Gerald M. Thorne            Trustee               Director, UPI Inc. and American Orthodontics
5 Leatherwood Lane                                Corp.  Formerly, Trustee of PAF and CAT,
Savannah, GA  31414                               Director, Kaytee, Inc., President and Director,
Age 60                                            Firstar National Bank of Milwaukee;  Chairman,
                                                  President and Director, Firstar National Bank of
                                                  Sheboygan; Director, Bando-McGlocklin.

Stephen J. Treadway*        Trustee, President     Executive Vice President, PIMCO Advisors;
2187 Atlantic Street        and Chief Executive    Chairman and President, PIMCO Funds
Stamford, CT 06902          Officer                Distributors LLC ("PFD"); Executive Vice
Age 51                                             President, Value Advisors LLC;  Chairman,
                                                   Municipal Advantage Fund, Inc. and The Central
                                                   European Value Fund, Inc.; President, The
                                                   Emerging Markets Income Fund, Inc., The
                                                   Emerging Markets Income Fund II, Inc., The
                                                   Emerging Markets Floating Rate Fund, Inc., Global
                                                   Partners Income Fund, Inc., Municipal Partners
                                                   Fund, Inc. and Municipal Partners Fund II, Inc.
                                                   Formerly, Trustee, President and Chief Executive
                                                   Officer of CAT; Executive Vice President, Smith
                                                   Barney Inc.


                            Position(s) with      Principal Occupation(s) During the
Name, Address and Age       Trust                 Past Five Years
--------------------------  --------------------  ----------------------------------


R. Wesley Burns              Executive Vice        Trustee and President, PIMS; Managing Director,
Age 39                       President             Pacific Investment Management Company ("Pacific
                                                   Investment Management"); Trustee and President,
                                                   PIMCO Variable Insurance Trust ("PVIT");
                                                   Director and President, PIMCO Commercial
                                                   Mortgage Securities Trust, Inc. ("PCM"); Director,
                                                   PIMCO Advisors Funds plc; and Director, PIMCO
                                                   Global Advisors (Ireland) Limited.  Formerly,
                                                   Executive Vice President, Pacific Investment
                                                   Management, PAF and CAT.

Newton B. Schott, Jr.        Vice President and    Executive Vice President, Chief Administrative
2187 Atlantic Street         Secretary             Officer, General Counsel and Secretary, PFD;
Stamford, CT 06902                                 Senior Vice President, Value Advisors LLC;
Age 56                                             Executive Vice President, The Emerging Markets
                                                   Income Fund, Inc., The Emerging Markets Income
                                                   Fund II, Inc., The Emerging Markets Floating Rate
                                                   Fund, Inc., The Central European Value Fund,
                                                   Inc., Global Partners Income Fund, Inc., Municipal
                                                   Advantage Fund, Inc., Municipal Partners Fund,
                                                   Inc. and Municipal Partners Fund II, Inc.
                                                   Formerly, Vice President and Clerk of PAF and
                                                   CAT, Senior Vice President-Legal and Secretary,
                                                   PIMCO Advisors;  Executive Vice President,
                                                   Secretary and General Counsel, Thomson Advisory
                                                   Group and PIMCO Advisors.

Jeffrey M. Sargent           Vice President        Vice President and Manager Shareholder Services
Age 36                                             and Fund Administration, Pacific Investment
                                                   Management; Senior Vice President of PIMS;
                                                   Senior Vice President, PVIT; and Senior Vice
                                                   President, PCM.

Richard M. Weil               Vice President       General Counsel, PIMCO Advisors.  Formerly,
Age 35                                             Vice President, Bankers Trust Company; Associate,
                                                   Simpson, Thatcher & Bartlett.

John P. Hardaway              Treasurer            Senior Vice President and Manager of Investment
Age 41                                             Operations Accounting, Pacific Investment
                                                   Management; Treasurer, PIMS, PVIT and PCM.
                                                   Formerly, Vice President, Pacific Investment
                                                   Management.

Joseph D. Hattesohl           Assistant            Vice President and Manager of Financial Reporting
Age 35                        Treasurer            and Taxes, Pacific Investment Management;
                                                   Assistant Treasurer, PIMS, PVIT and PCM.
                                                   Formerly, Director of Financial Reporting, Carl J.
                                                   Brown & Co.; Tax Manager, Price Waterhouse
                                                   LLP.



                            Position(s) with      Principal Occupation(s) During the
Name, Address and Age       Trust                 Past Five Years
--------------------------  --------------------  ----------------------------------


Garlin G. Flynn             Assistant Secretary    Specialist, Pacific Investment Management;
Age 53                                             Secretary, PIMS; Secretary, PVIT; and Secretary,
                                                   PCM.  Formerly, Senior Fund Administrator,
                                                   Pacific Investment Management; Senior Mutual
                                                   Fund Analyst, PIMCO Advisors Institutional
                                                   Services.

* Trustee is an "interested person" of the Trust (as defined in Section 2(a)(19) of the 1940 Act).

Trustees' Compensation

     Trustees, other than those affiliated with PIMCO Advisors, the Sub-Adviser, another affiliate of PIMCO Advisors, or Pacific Investment Management Company, receive an annual retainer of $45,000, plus $2,000 for each Board of Trustees meeting attended, and $500 for each Audit and Performance Committee meeting attended, plus reimbursement of related expenses. Each Audit and Performance Committee member receives an additional annual retainer of $1,000, the Chairman of the Audit and Performance Committees receives an additional annual retainer of $2,000, the Chairman of the Independent Trustees receives an additional annual retainer of $6,000, and each Vice Chairman of the entire Board receives an additional annual retainer of $3,000. Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex (see below). The Trust has adopted a deferred compensation plan for the Trustees, which went into place during 1997, which permits the Trustees to defer their receipt of compensation from the Trust, at their election, in accordance with the terms of the plan.

     The following table sets forth information regarding compensation received by those Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust for the fiscal year ended June 30, 1998:

(1)                    (2)                 (3)

                                            Total
                       Aggregate            Compensation
                       Compensation from    from Trust and
Name of Trustee        Trust                Fund Complex/1/
---------------------  -----------------    ---------------

E. Philip Cannon/2/         $51,600             $60,000
Donald P. Carter            $58,425             $65,500
Gary A. Childress           $51,600             $60,000
Gary L. Light/3/            $38,700             $45,500
Richard L. Nelson           $51,275             $93,000
Lyman W. Porter/2/          $49,900             $90,500
Alan Richards               $56,100             $98,500
Joel Segall/2/              $49,475             $57,500
W. Bryant Stooks            $49,475             $56,500
Gerald M. Thorne/2/         $51,175             $59,500

Investment Adviser

     PIMCO Advisors serves as investment adviser to the Fund pursuant to an investment advisory agreement ("Advisory Agreement") between PIMCO Advisors and the Trust. PIMCO Advisors was organized as a limited partnership under Delaware law in 1987. PIMCO Partners, G.P. ("PGP") and PIMCO Advisors Holdings L.P. ("PAH") are the general partners of PIMCO Advisors. PGP is a general partnership between PIMCO Holding LLC ("PH LLC"), a Delaware limited liability company and an indirect wholly-owned subsidiary of Pacific Life Insurance Company, and PIMCO Partners LLC, a California limited liability company controlled by the current Managing Directors and two former Managing Directors of Pacific Investment Management Company (collectively, the "Managing Directors"). PGP is the sole general partner of PAH. PGP and PAH have equal right, power and authority to manage and control the business and affairs of PIMCO Advisors and to take any action deemed necessary or desirable by them in connection with the business of PIMCO Advisors.


/1/ The amounts listed in column (3) include total compensation paid to the Trustees for their services as Trustees of the Trust (for all Trustees), CAT (for all Trustees), and Pacific Select Fund (for Messrs. Nelson, Porter, and Richards) for the twelve-month period ended June 30, 1998. By virtue of having PIMCO Advisors or an affiliate of PIMCO Advisors as investment adviser, the Trust, CAT and Pacific Select Fund were considered to be part of the same "Fund Complex" for these purposes. As a result of a change in management of CAT on December 12, 1997, no Trustee of the Trust is currently a Trustee of CAT and CAT is no longer part of the same "Fund Complex" as the Trust.
/2/   The Trust has adopted a deferred compensation plan (the "Plan") which went into place during fiscal 1997. Of the amounts listed in column (2), the following Trustees elected to have the following amounts deferred from the Trust and all investment companies in the Fund Complex, respectively: Cannon - $51,600, $60,000; Porter - $49,900, $58,000; Segall - $26,650, $32,000; Thorne -
$51,175, $59,500.
/3/   Mr. Light retired as a Trustee of the Trust during the fiscal year ended
June 30, 1998.

     PGP and PAH have substantially delegated their management and control of PIMCO Advisors to a Management Board. Pursuant to the terms of the delegation of authority by PGP and PAH, the Management Board of PIMCO Advisors is composed of (i) the Chief Executive Officer of PIMCO Advisors; (ii) six other persons designated by PGP; (iii) three disinterested persons designated by representatives of the Public General Partner or, if there is no Public General Partner, PGP or its successor as general partner of PIMCO Advisors; (iv) the Chief Executive Officer and one Managing Director of each of the two Investment Managing Companies having the greatest total income, determined as of the date of appointment; and (v) one Managing Director of each of two other Investment Managing Companies designated from time to time by the Management Board upon the recommendation of the Nominating Committee. PAH is a Public General Partner for the purposes set forth above.

     The Management Board has in turn delegated the authority to manage day-to-day operations and policies to an Executive Committee. The Executive Committee is composed of four members. The members of the Executive Committee are William
D. Cvengros, Brent R. Harris, Glenn S. Schafer and William S. Thompson, Jr.

     PIMCO Advisors, PGP and PAH are located at 800 Newport Center Drive, Newport Beach, California 92660. PIMCO Advisors and its subsidiary partnerships had approximately $_______ billion of assets under management as of __________, 1999.

     PIMCO Advisors, subject to the supervision of the Board of Trustees, is responsible for providing advice and guidance with respect to the Fund and for managing, either directly or through others selected by the Adviser, the investment of the Fund. PIMCO Advisors retains its affiliate, Cadence Capital Management ("Cadence"), to serve as the Fund's Sub-Adviser. PIMCO Advisors also furnishes to the Board of Trustees periodic reports on the investment performance of the Fund.

     Under the terms of the Advisory Agreement, PIMCO Advisors is obligated to manage the Fund in accordance with applicable laws and regulations. The investment advisory services of PIMCO Advisors to the Trust are not exclusive under the terms of the Advisory Agreement. PIMCO Advisors is free to, and does, render investment advisory services to others.

     The Advisory Agreement will continue in effect with respect to the Fund for two years from its effective date, and thereafter on a yearly basis, provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Fund, or by the Board of Trustees, and (ii) by a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Advisory Agreement. The Advisory Agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Trust, or by the Adviser, on 60 days' written notice to the other party and will terminate automatically in the event of its assignment.

     The Adviser receives a monthly investment advisory fee from the Fund at the following annual rate (based on the average daily net assets of the Fund):

Fund                                                     Advisory
----                                                     Fee Rate
                                                         --------
Mega-Cap Fund...........................................   .45%

     The Fund commences operations in ________, 1999 and has not paid advisory fees to the Adviser for a full fiscal year.

Portfolio Management Agreement

     Pursuant to a Portfolio Management Agreement between the Adviser and Cadence, Cadence provides investment advisory services to the Fund. For the services provided, the Adviser (not the Trust) pays Cadence a monthly fee at the annual rate of .35% based on the average daily net assets of the Fund.

     Cadence is an investment management firm organized as a general partnership. Cadence is the successor investment adviser to Cadence Capital Management Corporation, a wholly-owned subsidiary of PFAMCo. Cadence has two partners: PIMCO Advisors as the supervisory partner, and Cadence Capital Management Inc. as the managing partner. The predecessor investment adviser to Cadence commenced operations in 1988. Cadence is located at Exchange Place, 53 State Street, Boston, Massachusetts 02109. Cadence provides investment management services to a number of institutional accounts, including employee benefit plans, college endowment funds and foundations. Accounts managed by Cadence had combined assets, as of ________, 1999, of approximately $________ billion.

     The Fund commenced operations in ________, 1999 and the Sub-Adviser has not received fees with respect to the Fund for a full fiscal year.

Fund Administrator

     In addition to its services as Adviser, PIMCO Advisors serves as administrator (and is referred to in this capacity as the "Administrator") to the Fund pursuant to an administration agreement (the "Administration Agreement") with the Trust. The Administrator provides or procures administrative services to the Fund, which include clerical help and accounting, bookkeeping, internal audit services and certain other services it requires and preparation of reports to the Fund's shareholders and regulatory filings. PIMCO Advisors has retained Pacific Investment Management Company ("Pacific Investment Management") as sub-administrator to provide such services pursuant to a sub-administration agreement (the "Sub-Administration Agreement"). PIMCO Advisors may also retain other affiliates to provide such services. In addition, the Administrator arranges at its own expense for the provision of legal, audit, custody, transfer agency and other services necessary for the ordinary operation of the Fund, and is responsible for the costs of registration of the Fund's shares and the printing of prospectuses and shareholder reports for current shareholders. Under the Administration Agreement, the Administrator has agreed to provide or procure these services, and to bear these expenses, at the annual rate of .25% based on the Fund's average daily net assets attributable in the aggregate to its Institutional Class and Administrative Class shares.

     Except for the expenses paid by the Administrator, the Trust bears all costs of its operations. The Trust is responsible for the following expenses:
(i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO Advisors, Pacific Investment Management, or their subsidiaries or affiliates;
(ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO Advisors, the Sub-Adviser or another affiliate of PIMCO Advisors, or the Trust, and any counsel retained exclusively for their benefit;
(vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses which are capitalized in accordance with generally accepted accounting principals; and (viii) any expenses allocated or allocable to a specific class of shares ("Class-specific expenses").

     Class-specific expenses include distribution and/or service fees payable with respect to Administrative Class shares and administrative fees as described above, and may include certain other expenses as permitted by the Trust's Amended and Restated Multi-Class Plan (the "Multi-Class Plan") adopted pursuant to Rule 18f-3 under the 1940 Act, which is subject to review and approval by the Trustees. It is not presently anticipated that any expenses other than distribution and/or service fees and administrative fees will be allocated on a class-specific basis.

     The Administration Agreement may be terminated by the Trust on behalf of the Fund at any time by vote of (1) a majority of the Trustees, or (2) a majority of the outstanding voting securities of the Fund on 60 days' written notice to PIMCO Advisors.

     After an initial two-year term, the Sub-Administration Agreement will continue from year to year upon the approval of the parties thereto. The Sub-Administration Agreement may be terminated at any time by PIMCO Advisors or Pacific Investment Management upon 60 days' written notice to the other party and, with respect to the services rendered to the Fund, at any time by vote of a majority of the disinterested Trustees of the Trust. The Sub-Administration Agreement will also terminate upon termination of the Administration Agreement.

     The Fund recently commenced operations and did not pay any administrative fees during the last fiscal year.

                          DISTRIBUTION OF FUND SHARES

Distributor and Multi-Class Plan

     PIMCO Funds Distributors LLC (the "Distributor") serves as the distributor of each class of the Fund's shares pursuant to a distribution contract (the "Distribution Contract") with the Trust. The Distributor is a wholly-owned subsidiary of PIMCO Advisors. The Distribution Contract is terminable with respect to the Fund or a class of shares without penalty, at any time, by the Fund or class by not more than 60 days' nor less than 30 days' written notice to the Distributor, or by the Distributor upon not more than 60 days' nor less than 30 days' written notice to the Trust. The Distributor is not obligated to sell any specific amount of Fund shares.

     The Distribution Contract will continue in effect with respect to the Fund, and each class of shares thereof, for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire Board of Trustees or by the majority of the outstanding shares of the Fund or class, and (ii) by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect interest financial interest in the Distribution Contract or the Distribution Plan described below, by vote cast in person at a meeting called for the purpose. If the Distribution Contract is terminated (or not renewed) with respect to one or more series of the Trust or classes of shares, it may continue in effect with respect to any series or class as to which it has not been terminated (or has been renewed).

     The Trust currently offers two classes of shares of the Fund:
Institutional Class and Administrative Class shares. Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations, and high net worth individuals (Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to the customers' investments in the Fund). Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers, and other intermediaries, and the Fund pays service or distribution fees to such entities for services they provide to Administrative Class shareholders.

     Under the Trust's Multi-Class Plan, shares of each class of the Fund represent an equal pro rata interest in the Fund and, generally, have identical voting, dividend, liquidation, and other rights preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that:
(a) each class has a different designation; (b) each class of shares bears any class-specific expenses allocated to it; (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements; and (d) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

Distribution and Administrative Services Plans for Administrative Class Shares

     The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Fund. The Trust also has adopted a Distribution Plan (together with the Administrative Services Plan, the "Administrative Plans") with respect to the Administrative Class shares of the Fund.

     Under the terms of the Administrative Distribution Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries for costs and expenses incurred in connection with the distribution and marketing of Administrative Class shares and/or the provision of certain shareholder services to its customers that invest in Administrative Class shares of the Fund. Such services may include, but are not limited to, the following: providing facilities to answer questions from prospective investors about the Fund; receiving and answering correspondence, including requests for prospectuses and statements of additional information; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Administrative Class shares; and assisting investors in completing application forms and selecting dividend and other account options.

     Under the terms of the Administrative Services Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide certain administrative services for Administrative Class shareholders. Such services may include, but are not limited to, the following: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; and performing similar account administrative services.

     The same entity may be the recipient of fees under both the Administrative Distribution Plan and the Administrative Services Plan, but may not receive fees under both plans with respect to the same assets.

     Each Administrative Plan provides that it may not be amended to increase materially the costs which Administrative Class shareholders may bear under the Plan without the approval of a majority of the outstanding voting securities of the Administrative Class, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees ("disinterested Administrative Plan Trustees") who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

     Each Administrative Plan provides that it may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Administrative Plan Trustees. The Administrative Class Distribution Plan further provides that it may not take effect unless approved by the vote of a majority of the outstanding voting securities of the Administrative Class.

     Each Administrative Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Administrative Plan Trustees. Each Administrative Plan provides that any person authorized to direct the disposition of monies paid or payable by a class pursuant to the Plan or any related agreement shall provide to the Trustees, and the Board shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

     Each Administrative Plan provides that expenses payable under the Plan may be carried forward for reimbursement for up to twelve months beyond the date in which the expense is incurred, subject to the limit that not more than 0.25% of the average daily net assets of Administrative Class shares may be used in any month to pay expenses under the Plan. Each Administrative Plan requires that Administrative Class shares incur no interest or carrying charges.

     Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that some, if not all, of the fees paid pursuant to both Administrative Plans will qualify as "service fees" and therefore will not be limited by NASD rules.

     The Fund recently commenced operations and did not make any payments under the Administrative Plans during the last fiscal year.

Purchases, Exchanges and Redemptions

     Purchases, exchanges and redemptions of the Fund's shares are discussed in the Prospectus under the headings "Purchase of Shares," "Redemption of Shares," and "Net Asset Value."

     Certain clients of the Adviser or Sub-Adviser whose assets would be eligible for purchase by the Fund may purchase shares of the Trust with such assets. Assets so purchased by the Fund will be valued in accordance with procedures adopted by the Board of Trustees.

     One or both classes of shares of the Fund may not be qualified or registered for sale in all States. Prospective investors should inquire as to whether shares of the Fund, or class of shares thereof, are available for offer and sale in their State of domicile or residence. Shares of the Fund may not be offered or sold in any State unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.

     As described in the Prospectus under the caption "Redemption of Shares," a shareholder may exchange shares of the Fund for shares of the same class of any other series of the Trust that is available for investment, or any series of PIMCO Funds: Pacific Investment Management Series, on the basis of their respective net asset values. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss.

     Orders for exchanges accepted prior to the close of regular trading on the New York Stock Exchange on any day the Trust is open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after the close of regular trading on the New York Stock Exchange on any business day will be executed at the respective net asset values determined at the close of the next business day.

     An excessive number of exchanges may be disadvantageous to the Trust. Therefore, the Trust, in addition to its right to reject any exchange, reserves the right to adopt a policy of terminating the exchange privilege of any shareholder who makes more than a specified number of exchanges in a 12 month period or in any calendar year. For example, the Trust currently limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of the Fund, subsequently exchanges those shares for shares of a different series of the Trust and then exchanges back into the Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so as described in the Prospectus.

     The Trust reserves the right to suspend or postpone redemptions during any period when: (a) trading on the New York Stock Exchange is restricted, as determined by the SEC, or that Exchange is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

     The Trust is committed to paying in cash all requests for redemptions by any shareholder of record of the Fund, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1% of the net asset value of the Fund at the beginning of such period. Although the Fund will normally redeem all shares for cash, it may redeem amounts in excess of the lesser of (i) or (ii) above by payment in kind of securities held by the Fund.

     Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to shareholder redemption, the shares in the account do not have a value of at least a specified amount, the minimums of which are currently set at $100,000 with respect to Institutional Class and Administrative Class shares. The

Prospectus may set forth higher minimum account balances for one or both classes from time to time depending upon the Trust's current policy. An investor will be notified that the value of the account is less than the minimum and allowed at least 30 days to bring the value of the account up to at least the specified amount before the redemption is processed. The Trust's Agreement and Declaration of Trust, as amended and restated (the "Declaration of Trust"), also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees. The Fund may also charge periodic account fees for accounts that fall below minimum balances as described in the Prospectus.


                       PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions

     Investment decisions for the Fund and for the other investment advisory clients of the Adviser and Sub-Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund). Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser's or the Sub-Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage and Research Services

     There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.

     The Adviser and/or Sub-Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for the Fund through a substantial number of brokers and dealers. In so doing, the Adviser or Sub-Adviser uses its best efforts to obtain for the Trust the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Adviser or Sub-Adviser, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

     The Fund recently commenced operations and did not pay any brokerage commissions during the last fiscal year.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser and Sub-Adviser receive research services from many broker-dealers with which the Adviser and Sub-Adviser place the Trust's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser and Sub-Adviser in advising various of their clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The advisory fees paid by the Fund are not reduced because the Adviser and Sub-Adviser receive such services.

     In reliance on the "safe harbor" provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), the Adviser and Sub-Adviser may cause the Fund to pay broker-dealers which provide them with "brokerage and research services" (as defined in the 1934 Act) an amount of commission for effecting a securities transaction for the Trust in excess of the commission which another broker-dealer would have charged for effecting that transaction.

     Consistent with the Rules of the NASD and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser or Sub-Adviser may also consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust.

     The Adviser or Sub-Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser or Sub-Adviser where, in the judgment of the Adviser or Sub-Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers.

     Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser or a Sub-Adviser may receive and retain compensation for effecting portfolio transactions for the Fund on a national securities exchange of which the broker-dealer is a member if the transaction is "executed" on the floor of the exchange by another broker which is not an "associated person" of the affiliated broker-dealer, and if there is in effect a written contract between the Adviser or Sub-Adviser and the Trust expressly permitting the affiliated broker-dealer to receive and retain such compensation.

     SEC rules further require that commissions paid to such an affiliated broker-dealer, the Adviser, or Sub-Adviser by the Fund on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

Portfolio Turnover

     Except as described in the Prospectus, the Sub-Adviser manages the portfolio of the Fund without regard generally to restrictions on portfolio turnover. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The higher the rate of portfolio turnover of the Fund, the higher these transaction costs borne by the Fund generally will be. To the extent portfolio turnover results in the realization of net short-term capital gains, such gains are generally taxed to shareholders at ordinary income tax rates. See "Taxation."

     The portfolio turnover rate of the Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year.

                                NET ASSET VALUE

     As indicated in the Prospectus under the heading "Net Asset Value," the Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined on each day the New York Stock Exchange is open as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the Exchange. The Trust expects that the holidays upon which the Exchange will be closed are as follows: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                                    TAXATION

     The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in the Fund.

     The Fund intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, the Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income Test") and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. In order to qualify for the special tax treatment accorded regulated investment companies, the Fund must distribute each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and (ii) 90% of its tax exempt interest, net of expenses allocable thereto. By qualifying as a regulated investment company, the Fund will not be subject to federal income taxes to the extent that its net investment income, net short-term capital gains and net long-term capital gains are distributed. In addition, the Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would not constitute qualifying income for purposes of the Qualifying Income Test if such gains are not directly related to investing in securities (or options and futures with respect to stock or securities). To date, such regulations have not been issued.

     In years when the Fund distributes amounts in excess of its earnings and profits, such distributions may be treated in part as a return of capital. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder's basis in the shares.

Distributions

     As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Fund as capital gain dividends, if any, that it distributes to shareholders on a timely basis. The Fund intends to distribute to its sharehold ers, at least annually, substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

     The tax status of the Fund and the distributions which it may make are summarized in the Prospectus under the caption "Dividends, Distributions and Taxes." All dividends and distributions of the Fund, whether received in shares or cash, are taxable and must be reported on each shareholder's federal income tax return. Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under the applicable tax exemption.

     A portion of the dividends paid by the Fund on investments in stock of U.S. corporations may qualify for the deduction for dividends received by corporations (subject generally to a 46-day holding period requirement).

     Distributions of net capital gains, if any, designated as capital gain dividends, are taxable as long-term capital gains (generally subject to a 20% tax rate for shareholders who are individuals), regardless of how long the shareholder has held the Fund's shares and are not eligible for the dividends received deduction. Any distributions that are not from the Fund's investment company taxable income or net capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gain. The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash. The Fund's investment in other investment companies could affect the amount, timing and character of distributions to shareholders of the Fund.

     Dividends and distributions on shares of the Fund are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the net asset value of the Fund reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses.

Sales of Shares

     Upon the disposition of shares of the Fund (whether by redemption, sale or exchange), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Long-term capital gains will generally be taxed at a federal income tax rate of 20% to shareholders who are individuals. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a share holder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

Backup Withholding

     The Fund may be required to withhold 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability.

Original Issue Discount

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

     Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

     The Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

Other Taxation

     Pursuant to Treasury Department regulations, certain expenses of nonpublicly offered regulated investment companies, including advisory fees, are not deductible by those regulated investment companies for purposes of calculating the income of certain shareholders, generally including individuals and entities that compute their taxable income in the same manner as an individual (thus, for example, a qualified pension plan is not subject to this rule). The shareholder's pro rata portion of such expenses will be treated as income to the shareholder and will be deductible by the shareholder, subject to the 2% "floor" on miscellaneous itemized deductions and other limitations on itemized deductions set forth in the Code. A regulated investment company generally will be classified as nonpublicly offered unless it either has 500 shareholders at all times during a taxable year or continuously offers shares pursuant to a public offering.

     Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state's income tax ("qualifying federal obligations").
However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA

Certificates). The Fund will provide information annually to shareholders indicating the amount and percentage of its dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. The Trust is organized as a Massachusetts business trust. Under current law, so long as the Fund qualifies for the federal income tax treatment described above, it is believed that neither the Trust nor the Fund will be liable for any income or franchise tax imposed by Massachusetts. Shareholders, in any event, are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.


                               OTHER INFORMATION

Capitalization

     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust as amended and restated on January 14, 1997. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of the Fund, each shareholder is entitled to receive his pro rata share of the net assets of the Fund.

Performance Information

     Performance information is computed separately for each class of the Fund. The Fund may from time to time include the total return of each class of its shares in advertisements or in information furnished to present or prospective shareholders. The Fund may from time to time include in advertisements the total return of each class and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having the same investment objectives. Information provided to any newspaper or similar listing of the Fund's net asset values and public offering prices will separately present each class of shares. The Fund also may compute current distribution rates and use this information in its Prospectus and Statement of Additional Information, in reports to current shareholders, or in certain types of sales literature provided to prospective investors.

Calculation of Total Return

     Quotations of average annual total return for the Fund, or a class of shares thereof, will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, five, and ten years (up to the life of the Fund), calculated pursuant to the following formula: P (1 + T)/n/ = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportionate share of Fund or class expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments), if any, is deducted from the initial $1,000 payment and that the maximum contingent deferred sales charge, if any, is deducted at the times, in the amounts, and under the terms disclosed in the Prospectus and (ii) all dividends and distributions are reinvested when paid. Quotations of total return may also be shown for other periods. The Fund may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Under applicable regulations, any such information is required to be accompanied by standardized total return information.

     Performance information for the Fund may also be compared to: (i) the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other unmanaged indexes that measure performance of a pertinent group of securities; (ii) other groups of mutual funds tracked by Lipper Analytical Services ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indexes (i.e., other than Lipper) generally do not reflect deductions for administrative and management costs or expenses. The Adviser and the Sub-Adviser may also report to shareholders or to the public in advertisements concerning the performance of the Adviser and/or the Sub-Adviser as advisers to clients other than the Trust, and on the comparative performance or standing of the Adviser and/or the Sub-Adviser in relation to other money managers. Such comparative information may be compiled or provided by independent ratings services or by news organizations. Any performance information, whether related to the Fund, the Adviser or the Sub-Adviser, should be considered in light of the Fund's investment objectives and policies, characteristics and quality, and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future.

     The S&P's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 380 industrial, 10 transportation, 39 utilities and 71 financial services concerns. The S&P 500 represents about 73% of the market value of all issues traded on the New York Stock Exchange.

     The S&P's 400 Mid-Cap Index (the "S&P 400 Mid-Cap Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 400 stocks of companies whose capitalization range from $100 million to over $5 billion and which represent a wide range of industries. As of February 26, 1999, approximately 25% of the 400 stocks were stocks listed on the National Association of Securities Dealers Automated Quotations ("NASDAQ") system, 73% were stocks listed on the New York Stock Exchange and 2% were stocks listed on the American Stock Exchange. The Standard & Poor's Midcap 400 Index P/TR consists of 400 domestic stocks chosen for market size (median market capitalization of $1.54 billion), liquidity and industry group representation. It is a market value-weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value. The index is comprised of industrials, utilities, financials and transportation, in size order.

     From time to time, the Fund may use, in its advertisements or information furnished to present or prospective shareholders, data concerning the performance and ranking of certain countries' stock markets, including performance and ranking data based on annualized returns over one-, three-, five- and ten-year periods. The Trust may also use data about the portion of world equity capitalization represented by U.S. securities. As of December 31, 1998, the U.S. equity market capitalization represented approximately 40% of the equity market capitalization of all the world's markets. This compares with 52% in 1980 and 70% in 1972.

     From time to time, the Trust may use, in its advertisements and other information relating to the Fund, data concerning the performance of stocks relative to that of fixed income investments and relative to the cost of living over various periods of time. The table below sets forth the annual returns for each calendar year from 1973 through 1998 (as well as a cumulative return and average annual return for this period) for the S&P 500 and Treasury bills (using the formula set forth after the table) as well as the rates of inflation (based on the Consumer Price Index) during such periods.

                                   Consumer Price
        Period           S&P 500   Treasury Bills   Index
-----------------------  --------  ---------------  ------

1973                       -14.7         6.9          8.8
1974                       -26.5         8.0         12.2
1975                        37.2         5.8          7.0
1976                        23.8         5.0          4.8
1977                        -7.2         5.1          6.8
1978                         6.5         7.2          9.0
1979                        18.4        10.4         13.3
1980                        32.4        11.2         12.4
1981                        -4.9        14.7          8.9
1982                        21.4        10.5          3.8
1983                        22.5         8.8          3.8
1984                         6.3         9.9          3.9
1985                        32.2         7.7          3.8
1986                        18.5         6.1          1.1
1987                         5.2         5.5          4.4
1988                        16.8         6.3          4.4
1989                        31.5         8.4          4.6
1990                        -3.2         7.8          6.1
1991                        30.5         5.6          3.1
1992                         7.7         3.5          2.9
1993                        10.1         2.9          2.7
1994                         1.3         3.9          2.7
1995                        37.4         5.6          2.7
1996                        23.1         5.2          3.3
1997                        33.4         5.3          1.7
1998                        28.6         4.9          1.6
----------------------------------------------------------
Cumulative Return
1973-1998                2,667.2%      478.0%       285.6%
----------------------------------------------------------
Average Annual Return
1973-1998                   13.6%        7.0%         5.3%
----------------------------------------------------------

     The average returns for Treasury bills were computed using the following method. For each month during a period, the Treasury bill having the shortest remaining maturity (but not less than one month) was selected. (Only the remaining maturity was considered; the bill's original maturity was not considered). The return for the selected Treasury bill was computed based on the price of the bill as of the last trading day of the previous month and the price on the last trading day of the current month. The price of the bill (P) at each time (t) is given by:

          P\\t\\ =  [ 1- rd  ]
                        ---
                        360
                  where,
                        r = decimal yield on the bill at time t (the average of bid and ask quotes); and
                        d =  the number of days to maturity as of time t.


                           Small      Mid-Size     Large
Period                   Companies   Companies   Companies
-----------------------  ----------  ----------  ----------
1981 (2/28-12/31)            1.8        10.6        -2.5
1982                        25.0        22.7        21.4
1983                        29.1        26.1        22.5
1984                        -7.3         1.2         6.3
1985                        31.1        36.0        32.2
1986                         5.7        16.2        18.5
1987                        -8.8        -2.0         5.2
1988                        24.9        20.9        16.8
1989                        16.2        35.6        31.5
1990                       -19.5        -5.1        -3.2
1991                        46.1        50.1        30.5
1992                        18.4        11.9         7.7
1993                        18.9        14.0        10.1
1994                        -1.8        -3.6         1.3
1995                        28.4        30.9        37.6
1996                        16.5        19.2        22.9
1997                        22.8        32.3        33.4
1998                        -2.6        19.1        28.6
-----------------------------------------------------------
Cumulative Return
2/28/81-12/31/98           710.5%    1,784.5%    1,616.9%
-----------------------------------------------------------
Average Annual Return
2/28/81-12/31/98            12.4%       17.9%       17.3%
-----------------------------------------------------------

     The Fund may use, in its advertisements and other information, data concerning the projected cost of a college education in future years based on 1997/1998 costs of college (using tuition and fees only) and an assumed rate of increase for such costs. For example, the table below sets forth the projected cost of four years of college at a public college and a private college assuming a steady increase in both cases of 3% per year. In presenting this information, the Fund is making no prediction regarding what will be the actual growth rate in the cost of a college education, which may be greater or less than 3% per year and may vary significantly from year to year. The Trust makes no representation that an investment in the Fund will grow at or above the rate of growth of the cost of a college education.


Potential College Cost Table

Start      Public     Private   Start  Public   Private
Year       College    College   Year   College  College
---------  ---------  --------  -----  -------  -------
1997         $13,015   $57,165   2005  $16,487  $72,415
1998         $13,406   $58,880   2006  $16,982  $74,587
1999         $13,808   $60,646   2007  $17,491  $76,825
2000         $14,222   $62,466   2008  $18,016  $79,130
2001         $14,649   $64,340   2009  $18,557  $81,504
2002         $15,088   $66,270   2010  $19,113  $83,949
2003         $15,541   $68,258   2011  $19,687  $86,467
2004         $16,007   $70,306   2012  $20,278  $89,061

Costs assume a steady increase in the annual cost of college of 3% per year from a 1996-97 base year amount. Actual rates of increase may be more or less than 3% and may vary.

     In its advertisements and other materials, the Trust may compare the returns over periods of time of investments in stocks, bonds and treasury bills to each other and to the general rate of inflation. For example, the average annual return of each during the period from 1973 through 1998 was:

               *Stocks:    13.6%
                Bonds:      9.5%
                T-Bills:    7.0%
                Inflation:  5.3%

          *Returns of unmanaged indexes do not reflect past or future performance of the Fund. Stocks are represented by Ibbotson's Large Company Stock Total Return Index. Bonds are represented by Ibbotson's Long-term Corporate Bond Index. Treasury bills are represented by Ibbotson's Treasury Bill Index and Inflation is represented by the Cost of Living Index. These are all unmanaged indexes, which can not be invested in directly. While Treasury bills are insured and offer a fixed rate of return, both the principal and yield of investment securities will fluctuate with changes in market conditions. Source: Ibbotson, Roger G., and Rex A. Sinquefiled, Stocks, Bonds, Bill and Inflation (SBBI), 1989, updated in Stocks, Bonds, Bills and Inflation 1999 Yearbook, Ibbotson Associates, Chicago. All rights reserved.

     The Trust may also compare the relative historic returns and range of returns for an investment in each of common stocks, bonds and treasury bills to a portfolio that blends all three investments. For example, over the period from 1973 through 1998, the average annual return of stocks comprising the Ibbotson's Large Company Stock Total Return Index ranged from -26.5% to 37.4% while the annual return of a hypothetical portfolio comprised 40% of such common stocks, 40% of bonds comprising the Ibbotson's Long-term Corporate bond Index and 20% of Treasury bills comprising the Ibbottson's Treasury Bill Index (a "mixed portfolio") would have ranged from -10.2% to 28.2% over the same period. The average annual returns of each investment for each of the years from 1973 through 1998 is set forth in the following table.

                                                 MIXED
 YEAR   STOCKS   BONDS   T-BILLS   INFLATION   PORTFOLIO
------  -------  ------  --------  ----------  ----------

1973    -14.66%   1.14%     6.93%      8.80%      -4.02%
1974    -26.47%  -3.06%     8.00%     12.26%     -10.21%
1975     37.20%  14.64%     5.80%      7.01%      21.90%
1976     23.84%  18.65%     5.08%      4.81%      18.01%
1977     -7.18%   1.71%     5.12%      6.77%      -1.17%
1978      6.56%  -0.07%     7.18%      9.03%       4.03%
1979     18.44%  -4.18%    10.38%     13.31%       7.78%
1980     32.42%   2.61%    11.24%     12.40%      14.17%
1981     -4.91%  -0.96%    14.71%      8.94%       0.59%
1982     21.41%  43.79%    10.54%      3.87%      28.19%
1983     22.51%   4.70%     8.80%      3.80%      12.64%
1984      6.27%  16.39%     9.85%      3.95%      11.03%
1985     32.16%  30.90%     7.72%      3.77%      26.77%
1986     18.47%  19.85%     6.16%      1.13%      16.56%
1987      5.23%  -0.27%     5.46%      4.41%       3.08%
1988     16.81%  10.70%     6.35%      4.42%      12.28%
1989     31.49%  16.23%     8.37%      4.65%      20.76%
1990     -3.17%   6.87%     7.52%      6.11%       2.98%
1991     30.55%  19.79%     5.88%      3.06%      21.31%
1992      7.67%   9.39%     3.51%      2.90%       7.53%
1993     10.06%  13.17%     2.89%      2.75%       9.84%
1994      1.31%  -5.76%     3.90%      2.67%      -1.00%
1995     37.40%  27.20%     5.60%      2.70%      26.90%
1996     23.10%   1.40%     5.20%      3.30%      10.84%
1997     33.40%  12.90%     7.10%      1.70%      19.94%
1998     28.58%  10.76%     4.86%      1.61%      16.70%


      Returns of unmanaged indexes do not reflect past or future performance of the Fund. Stocks are represented by Ibbotson's Large Company Stock Total Return Index. Bonds are represented by Ibbotson's Long-term Corporate Bond Index. Treasury bills are represented by Ibbotson's Treasury Bill Index and Inflation is represented by the Cost of Living Index. Treasury bills are all unmanaged indexes, which can not be invested in directly. While Treasury bills are insured and offer a fixed rate of return, both the principal and yield of investment securities will fluctuate with changes in market conditions. Source: Ibbotson, Roger G., and Rex A. Sinquefiled, Stocks, Bonds, Bill and Inflation (SBBI), 1989, updated in Stocks, Bonds, Bills and Inflation 1999 Yearbook, Ibbotson Associates, Chicago. All rights reserved.

     The Trust may use in its advertisements and other materials examples designed to demonstrate the effect of compounding when an investment is maintained over several or many years. For example, the following table shows the annual and total contributions necessary to accumulate $200,000 of savings (assuming a fixed rate of return) over various periods of time:

Investment           Annual        Total       Total
Period            Contribution  Contribution   Saved
----------------  ------------  ------------  --------
      30 Years       $ 1,979      $ 59,370    $200,000
      25 Years       $ 2,955      $ 73,875    $200,000
      20 Years       $ 4,559      $ 91,180    $200,000
      15 Years       $ 7,438      $111,570    $200,000
      10 Years       $13,529      $135,290    $200,000

     This hypothetical example assumes a fixed 7% return compounded annually and a guaranteed return of principal. The example is intended to show the benefits of a long-term, regular investment program, and is in no way representative of any past or future performance of the Fund. There can be no guarantee that you will be able to find an investment that would provide such a return at the times you invest and an investor in the Fund should be aware that the Fund may experience in the future periods of negative growth.

     The Trust may set forth in its advertisements and other materials information regarding the relative reliance in recent years on personal savings for retirement income versus reliance on Social Security benefits and company sponsored retirement plans. For example, the following table offers such information for 1998:

                                    % of Income for Individuals
                                  Aged 65 Years and Older in 1997*
                                  -------------------------------

                                  Social Security
                  Year            and Pension Plans        Other
                  ----            -----------------        -----
                  1997                   43%                57%

   * For individuals with an annual income of at least $51,000. Other includes personal savings, earnings and other undisclosed sources of income. Source: Social Security Administration.

     Articles or reports which include information relating to performance, rankings and other characteristics of the Fund may appear in various national publications and services including, but not limited to: The Wall Street Journal, Barron's, Pensions and Investments, Forbes, Smart Money, Mutual Fund Magazine, The New York Times, Kiplinger's Personal Finance, Fortune, Money Magazine, Morningstar's Mutual Fund Values, CDA Investment Technologies and The Donoghue Organization. Some or all of these publications or reports may publish their own rankings or performance reviews of mutual funds, including the Fund, and may provide information relating to the Adviser and the Sub-Adviser, including descriptions of assets under management and client base, and opinions of the author(s) regarding the skills of personnel and employees of the Adviser or the Sub-Adviser who have portfolio management responsibility. From time to time, the Trust may include references to or reprints of such publications or reports in its advertisements and other information relating to the Fund.

     From time to time, the Trust may set forth in its advertisements and other materials information about the growth of a certain dollar-amount invested in the Fund over a specified period of time and may use charts and graphs to display that growth.

     From time to time, the Trust may set forth in its advertisements and other materials the names of and additional information regarding investment analysts employed by the Sub-Adviser who assist with portfolio management and research activities on behalf of the Fund.

     Ibbotson Associates ("Ibbotson") has analyzed the risk and returns of the series of the Trust and relevant benchmark market indexes in a variety of market conditions. Based on its independent research and analysis, Ibbotson may develop, from time to time, model portfolios of the Trust's series, including the Fund, and series of PIMS which indicate how, in Ibbotson's opinion, a hypothetical investor with a 5+ year investment horizon might allocate his or her assets among PIMCO Funds. Ibbotson bases its model portfolios on five levels of investor risk tolerance which it developed and defines as ranging from "Very Conservative" (low volatility; emphasis on capital preservation, with some growth potential) to "Very Aggressive" (high volatility; emphasis on long-term growth potential). However, neither Ibbotson nor the Trust offers Ibbotson's model portfolios as investments. Moreover, neither the Trust, the Adviser, the Sub-Adviser nor Ibbotson represent or guarantee that investors who allocate their assets according to Ibbotson's models will achieve their desired investment results.

Year 2000 Readiness Disclosure

     Many of the world's computer systems may be unable to correctly recognize, interpret or use dates beyond the year 1999 (the "Year 2000 Problem"). This inability might lead to significant business disruptions. PIMCO Advisors and Pacific Investment Management, which serves as sub-administrator to the Fund, are taking steps to ensure that their computer systems will function properly. PIMCO Advisors has designated a team of information and business professionals (the "Year 2000 Team") to address the Year 2000 Problem and has developed a written "Year 2000 Plan."

     The Year 2000 Plan consists of five general phases: Awareness, Assessment, Remediation, Testing and Implementation. The Year 2000 Plan and budget were prepared and approved by PIMCO Advisors' Management Board on July 21, 1998. During the Awareness phase, the Year 2000 Team informed the employees of the Adviser and its subsidiaries, including their highest levels of management, about the Year 2000 Problem. During the Assessment phase, the Year 2000 Team prepared an inventory of information technology ("IT") and non-IT systems used by the Adviser, its subsidiaries and Pacific Investment Management. Systems were classified as software, hardware or embedded chips. Separately, systems were also classified as mission critical or non-mission critical. As the inventory was compiled and verified, each system was preliminarily assessed for Year 2000 compliance. This preliminary assessment was made by obtaining manufacturers' representations that a given product is Year 2000 compliant or other evidence of compliance. Systems for which no such evidence can be obtained were identified as candidates for correction or replacement ("Remediation"). During the Remediation phase, software, hardware and embedded chips identified during the Assessment phase to be non-Year 2000 compliant are corrected or replaced. Necessarily, further corrections and replacements may need to be made after the Remediation phase has been completed as a result of problems identified during the Testing phase or otherwise. During the Testing phase, the Adviser performs internal testing, point-to-point testing and industry testing programs. Testing generally will be performed in order of criticality, with mission-critical systems receiving the highest priority.
PIMCO Advisors does not plan to test non-mission critical systems that are not used in its business (e.g., software applications incidently installed on PCs). Several subsidiaries of the Adviser plan on participating in the Securities Industry Association industry-wide testing forum. During the Implementation phase, systems that have been tested and identified as being Year 2000 compliant are put into normal business operation and contingency plans are finalized.

     As with all investment advisers, the business operations of the Adviser, its investment advisory subsidiaries and Pacific Investment Management are heavily dependent upon a complete worldwide network of financial systems that utilize date fields. The ability of the Adviser, its investment advisory subsidiaries and Pacific Investment Management to endure any adverse effects of the transition to the Year 2000 are highly dependent upon the efforts of third parties, particularly issuers, brokers, dealers and custodians. The failure of third party organizations to resolve their own processing issues with respect to the Year 2000 Problem in a timely manner could have a material adverse effect on the Adviser's business. As of the date of this Statement of Additional Information, the management of each of the Adviser, its investment advisory subsidiaries and Pacific Investment Management believes that the transition to the Year 2000 will not have a material adverse effect on its business or operations. However, complications as yet unidentified may arise in internal or external systems or with data providers, other securities firms or institutions, issuers, counterparties or other entities or even with general economic conditions related to the Year 2000 Problem. Although the Adviser's efforts and expenditures in connection with the Year 2000 Problem are substantial, there can be no assurances that shareholders of the Fund will not suffer from disruptions or adverse results arising as a consequence of the Year 2000 Problem.

Compliance Efforts Related to the Euro

     Another potential computer system problem may arise in conjunction with the recent introduction of the euro. Whether introducing the euro to financial companies' systems will be problematic is not fully known; however, the cost associated with making systems recognize the euro is not currently expected to be material.

Voting Rights

     Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. Shareholders may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. In the event that such a request was made, the Trust has represented that it would assist with any necessary shareholder communications. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.

     Each class of shares of the Fund has identical voting rights except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. These shares are entitled to vote at meetings of shareholders. Matters submitted to shareholder vote must be approved by the Fund separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the Trustees have determined that the matter does not affect all series of the Trust, then only shareholders of the series affected shall be entitled to vote on the matter. Each class of shares of the Fund will vote together, except with respect to the Distribution or Administrative Services Plans applicable to Administrative Class shares, to the Administration Agreement as applicable to a particular class or classes, or when a class vote is required as specified above or otherwise by the 1940 Act.

     The Trust's shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

Certain Ownership of Trust Shares

     As of ______________, 1999, the Trust believes that the Trustees and officers of the Trust, as a group, owned less than one percent of each class of the Fund. As of _______________, 1999, no person owned of record or beneficially 5% or more of either class of shares of the Fund.

Custodian

     Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian for assets of the Trust. Pursuant to a sub-custody agreement between IFTC and State Street Bank and Trust Company ("State Street"), State Street serves as subcustodian of the Trust for the custody of the foreign securities acquired by the Trust's series that invest in foreign securities. Under the agreement, State Street may hold foreign securities at its principal offices and its branches, and subject to approval by the Board of Trustees, at a foreign branch of a qualified U.S. bank, with an eligible foreign subcustodian, or with an eligible foreign securities depository.

     Pursuant to rules or other exemptions under the 1940 Act, the Trust may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is currently made by the Board of Trustees following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Trust; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Trust assets, although the Trustees reserve the right to delegate their selection responsibilities in light of recent amendments to Rule 17f-5 under the 1940 Act, in which case the factors for consideration would differ from those referenced above. Currently, the Board of Trustees reviews annually the continuance of foreign custodial arrangements for the Trust, but reserves the right to discontinue this practice as permitted by the recent amendments to Rule 17f-5. No assurance can be given that the Trustees' appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Fund will not occur, and shareholders bear the risk of losses arising from these or other events.

Independent Accountants

     PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, Missouri 64105, serves as the independent public accountants for the Fund.
PricewaterhouseCoopers LLP provides audit services, accounting assistance, and consultation in connection with SEC filings.

Registration Statement

     This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's registration statements filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statements, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the relevant registration statement, each such statement being qualified in all respects by such reference.

PART C.  OTHER INFORMATION


Item 24.  Financial Statements and Exhibits.

     (a)  Financial Statements.

          (1)  Part A
                    Financial Highlights.

          (2)  Part B

                    Financial statements dated as of June 30, 1998 are incorporated by reference in the Statement of Additional Information from the Funds' Annual Reports dated as of June 30, 1998 and include the following:

                         Schedule of Investments
                         Financial Highlights
                         Statements of Assets and Liabilities
                         Statements of Operations
                         Statements of Changes in Net Assets
                         Notes to Financial Statements
                         Report of Independent Accountants.

          (b) Unaudited financial statements dated as of December 31, 1998 are incorporated by reference in the Statement of Additional Information from the Funds' Semi-Annual Reports dated as of December 31, 1998 and include the following:

                         Schedule of Investments
                         Financial Highlights
                         Statements of Assets and Liabilities
                         Statements of Operations
                         Statements of Changes in Net Assets
                         Notes to Financial Statements

     (b) Exhibits (the number of each exhibit relates to the exhibit designation in Form N-1A):

          (1) Form of Second Amendment and Restated Agreement and Declaration of Trust (2)

          (2)       Form of First Amended and Restated Bylaws (4)

          (3)       Not Applicable

          (4) (a) Article III (Shares) and Article V (Shareholders' Voting Powers and Meetings) of the Second Amended and Restated Agreement and Declaration of Trust (2)

               (b) Article 9 (Issuance of Shares Certificates) and Article 11 (Shareholders' Voting Powers and Meetings) of the First Amended and Restated Bylaws (4)

          (5)  (a) (i)   Form of Amended and Restated Investment Advisory
                         Agreement (4)

                   (ii) Form of Addendum to Amended and Restated Investment Advisory Agreement to add PIMCO International Growth Fund and PIMCO Tax-Efficient Structured Emerging Markets Fund (6)

                   (iii) Form of Addendum to Amended and Restated
                         Investment Advisory Agreement to add PIMCO Value 25 Fund, PIMCO Hard Assets Fund, and PIMCO Tax-Efficient Equity Fund (10)

                   (iv) Form of Addendum to Amended and Restated Investment Advisory Agreement to add PIMCO Funds Asset Allocation Series - 90/10 Portfolio, PIMCO Funds Asset Allocation Series - 60/40 Portfolio, and PIMCO Funds Asset Allocation Series -30/70 Portfolio (9)

                   (v) Form of Addendum to Amended and Restated Investment Advisory Agreement to add PIMCO Mega-Cap Fund is filed herewith.

               (b) (i) Form of Portfolio Management Agreement with Pacific Investment Management Company (6)

                   (ii) Form of Portfolio Management Agreement, as amended, with NFJ Investment Group (4)

                   (iii) Form of Addendum to Portfolio Management Agreement
                         with NFJ Investment Group to add PIMCO Value 25 Fund and PIMCO Hard Assets Fund (10)

                   (iv) Form of Portfolio Management Agreement, as amended, with Cadence Capital Management (4)

                   (v) Form of Addendum to Portfolio Management Agreement with Cadence Capital Management to add PIMCO Mega-Cap Fund is filed herewith.

                   (vi) Form of Portfolio Management Agreement, as amended, with Parametric Portfolio Associates (4)

                   (vii) Form of Addendum to Portfolio Management Agreement with
                         Parametric Portfolio Associates to add PIMCO Tax-Efficient Structured Emerging Markets Fund (6)

                         (viii) Form of Addendum to Portfolio Management
                                Agreement with Parametric Portfolio Associates to add PIMCO Tax-Efficient Equity Fund (10)

                         (ix) Form of Portfolio Management Agreement with Blairlogie Capital Management is filed herewith


                         (x) Form of Amended and Restated Portfolio Management Agreement with Columbus Circle Investors (4)

                         (xi) Form of Addendum to Portfolio Management Agreement with Columbus Circle Investors to add PIMCO International Growth Fund (6)

                        (xii) Form of Portfolio Management Agreement with Van Eck Associates Corporation (4)

              (6)  (a)  Amended Distribution Contract (4)

                   (b) Form of Amended and Restated Distribution Contract (to add Class D shares) (7)

                   (c)  Form of Addendum to Distribution Contract to add
                        PIMCO International Growth Fund and PIMCO Tax-Efficient Structured Emerging Markets Fund (6)

                   (d)  Form of Addendum to Distribution Contract to add
                        PIMCO Value 25 Fund, PIMCO Hard Assets Fund, and PIMCO Tax-Efficient Equity Fund (10)

                   (e)  Form of Addendum to Distribution Contract to add
                        PIMCO Funds Asset Allocation Series - 90/10 Portfolio, PIMCO Funds Asset Allocation Series - 60/40 Portfolio and PIMCO Funds Asset Allocation Series - 30/70 Portfolio (9)

                   (f) Form of Supplement to Distribution Contract to add PIMCO Mega-Cap Fund is filed herewith.

              (7)       Not Applicable

              (8)  (a)  Form of Custody and Investment Accounting Agreement is
                        filed herewith.

              (9)  (a)  Form of Amended Administration Agreement between the
                        Trust and PIMCO Advisors L.P. (4)

                   (b) Form of Amended and Restated Administration Agreement (to include Class D shares ) between the Trust and PIMCO Advisors L.P. (7)

                   (c) Form of Administration Agreement between PIMCO Advisors L.P. and Pacific Investment Management Company (4)

                   (d) Form of Amendment to Administration Agreement (to include Class D shares) between PIMCO Advisors L.P. and Pacific Investment Management Company (11)


                   (e)  Form of Agency Agreement and Addenda (1)

                   (f)  Form of Addendum to Agency Agreement (4)

                   (g)  Form of Assignment of Agency Agreement (4)

                   (h)  Form of Addendum to Agency Agreement (6)

                   (i) Form of Transfer Agency Agreement with Shareholder Services, Inc. (3)

                   (j)  Form of Service Plan for Institutional Services Shares
                        (6)

                   (k) Form of Administrative Services Plan for Administrative Class Shares (4)

              (10)      Opinion and Consent of Counsel (6)

              (11) (a)  Consent of PricewaterhouseCoopers LLP (12)


                   (b)  Consent and Opinion of Coopers & Lybrand LLP (6)

              (12)      Not Applicable

              (13)      Initial Capital Agreement (6)

              (14)      Not Applicable

              (15) (a)  Form of Distribution and Servicing Plan (Class A) (4)

                   (b)  Form of Distribution and Servicing Plan (Class B) (4)

                   (c)  Form of Distribution and Servicing Plan (Class C) (4)

                   (d) Form of Distribution Plan for Administrative Class Shares (4)

                   (e) Form of Distribution Plan for Class D Shares included as part of the Form of Amended and Restated Administration Agreement included in Exhibit 9(b)

              (16)      Schedule of Computation of Performance (6)

              (17) (a)  Financial Data Schedules for the period ended
                        6/30/98 (11)

                   (b)  Financial Data Schedules for the period ended
                        12/31/98 (12)

              (18)      Form of Amended and Restated Multi-Class Plan (7)

              (19) (a)  Powers of Attorney and Certificate of Secretary (1)

                   (b) Power of Attorney for E. Philip Cannon, Donald P. Carter, Gary A. Childress, William D. Cvengros, John P. Hardaway, Joel Segall, W. Bryant Stooks, Gerald M. Thorne, Richard L. Nelson, Lyman W. Porter and Alan Richards (5)

--------------------
1 Included in Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File No. 33-36528), as filed on July 1, 1996.

2 Included in Definitive Proxy Statement (File No. 811-06161), as filed on November 7, 1996.

3 Included in Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of PIMCO Advisors Funds (File No. 2-87203), as filed on November 30, 1995.

4 Included in Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A (File 33-36528), as filed on January 13, 1997.

5 Included in Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (File 33-36528), as filed on October 10, 1997.

6 Included in Post-Effective Amendment No.28 to the Registration Statement on Form N-1A (File 33-36528), as filed on October 31, 1997.

7 Included in Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A (File 33-36528), as filed on March 13, 1998.

8 Included in Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (File 33-36528), as filed on April 21, 1998.


9 Included in Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (File 33-36528), as filed on June 30, 1998.

10. Included in Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A (File 33-36528), as filed on July 2, 1998.

11. Included in Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A (File 33-36528), as filed on October 30, 1998.

12. Included in Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File 33-36528), as filed on March 31, 1999.

Item 25.  Persons Controlled by or Under Common Control with Registrant.

          Not applicable.


Item 26.  No longer required.

Item 27.  Indemnification

     Reference is made to Article VIII, Section 1, of the Registrant's Second Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference herein.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Second Amended and Restated Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Advisor and Portfolio Managers.

     Unless otherwise stated, the principal business address of each organization listed in 800 Newport Center Drive, Newport Beach, CA 92660.

                              PIMCO Advisors L.P.

Name                 Position with Advisor         Other Affiliations

Walter E. Auch, Sr.  Member of Management Board    Management Consultant;
                                                   Director, Fort Dearborn Fund,
                                                   Shearson VIP Fund, Shearson
                                                   Advisors Fund, Shearson TRAK
                                                   Fund, Banyan Land Trust,
                                                   Banyan Land Fund II, Banyan
                                                   Mortgage Fund, Allied
                                                   Healthcare Products, Inc.,
                                                   First Western Inc., DHR Group
                                                   and Geotech Industries.

William R. Benz      Member of Management Board    See Pacific Investment
                                                   Management Company.

David B. Breed       Member of Management Board    Director, Managing Director
                                                   and Chief Executive Officer,
                                                   Cadence Capital Management,
                                                   Inc.; Managing Director and
                                                   Chief Executive Officer,
                                                   Cadence Capital Management.

Donald A. Chiboucas  Member of Management Board    Director, Columbus Circle
                                                   Investors Management, Inc.;
                                                   Managing Director, Columbus
                                                   Circle Investors.


Kenneth W. Corba     Member of Management Board.   None.
                     Managing Director and Chief
                     Investment Officer of
                     PIMCO Equity Advisors.

William D. Cvengros  Chief Executive Officer       Trustee and Chairman of the
                     and President, Member of      Trust; Director, PIMCO Funds
                     Management Board              Distributors LLC, Chief
                                                   Executive Officer and
                                                   President, Value Advisors
                                                   LLC; Director, PIMCO Funds
                                                   Advertising Agency; Director,
                                                   President and Chief Executive
                                                   Officer, Thomson Advisory
                                                   Group, Inc.


Walter B. Gerken     Chairman and Member of        Director, Mullin Consulting
                     Management Board              Inc Director, Executive
                                                   Services Corps. of Southern
                                                   California.

Colin Glinsman       Member of Management          Managing Director,
                     Board                         Oppenheimer Capital.

William H. Gross     Operating Board               Director and Managing
                     and Equity Board              Director, PIMCO Management,
                                                   Inc.; Managing Director,
                                                   Pacific Investment Management
                                                   Company; Senior Vice
                                                   President, PIMCO Funds:
                                                   Pacific Investment Management
                                                   Series, PIMCO Variable
                                                   Insurance Trust; Director and
                                                   Vice President, StocksPLUS
                                                   Management, Inc.; Member of
                                                   PIMCO Partners LLC.

Brent R. Harris      Member of Management Board    Director and Managing
                                                   Director, PIMCO Management,
                                                   Inc.; Managing Director,
                                                   Pacific Investment Management
                                                   Company; Director and Vice
                                                   President,

                                                         StocksPLUS Management,
                                                         Inc.; Chairman of the
                                                         Board and Trustee,
                                                         PIMCO Funds: Pacific
                                                         Investment Management
                                                         Series, PIMCO Variable
                                                         Insurance Trust and
                                                         PIMCO Commercial
                                                         Mortgage Securities
                                                         Trust, Inc.; Member of
                                                         PIMCO Partners LLC.

Donald R. Kurtz           Member of Management Board     Donald R. Kurtz Member
                                                         of Management Board
                                                         Formerly, Vice
                                                         President of Internal
                                                         Asset Management,
                                                         General Motors
                                                         Investment Management
                                                         Corp.; Director,
                                                         Thomson Advisory Group
                                                         L.P.

George A. Long            Member of Management Board     Chairman and Chief
                                                         Executive Officer of
                                                         Oppenheimer Capital.


James McCaughan           Member of Management Board     Chief Executive
                                                         Officer, Oppenheimer
                                                         Capital


James F. McIntosh         Member of Management Board     Executive Director,
                                                         Allen Matkins, Leck,
                                                         Gamble & Mallory LLP.
                                                         Formerly, Director,
                                                         Pacific Investment
                                                         Management Company.

Kenneth H. Mortenson      Member of Management Board     Managing Director of
                                                         Oppenheimer Capital.

William F. Podlich, III   Member of Management Board     Director and Managing
                                                         Director, PIMCO
                                                         Management, Inc.;
                                                         Managing Director,
                                                         Pacific Investment
                                                         Management Company;
                                                         Vice President, PIMCO
                                                         Commercial Mortgage
                                                         Securities Trust, Inc.;
                                                         Member of PIMCO
                                                         Partners LLC.

William C. Powers         Member of Management           See Pacific Investment
                          Board                          Management Company.


Glenn S. Schafer          Member of Management           Board President and
                          Board                          Director, Pacific
                                                         Mutual Holding Company,
                                                         Pacific LifeCorp,
                                                         Pacific Life Insurance
                                                         Company, Pacific
                                                         Financial Asset
                                                         Management Corp.,
                                                         PMRealty Advisors,
                                                         Inc.; Director, Pacific
                                                         Mutual Distributors,
                                                         Inc., Mutual Service
                                                         Corporation,
                                                         UnitedPlanners' Group,
                                                         Inc., Thomson Advisory
                                                         Group.

Thomas C. Sutton     Member of Management Board    Chairman, Chief Executive
                                                   Officer and Director, Pacific
                                                   William S. Thomson, Jr.
                                                   Mutual Holding Company,
                                                   Pacific LifeCorp, Pacific
                                                   Life Insurance Company,
                                                   Pacific Financial Asset
                                                   Management Corp.; Director,
                                                   Pacific Mutual Distributors,
                                                   Inc., Mutual Service
                                                   Corporation, United Planners'
                                                   Group, Inc., PMRealty
                                                   Advisors, Inc.


William S. Thomson,  Member of Management Board;   Director, Managing Director
Jr.                  Chairman, Executive           and Chief Executive Committee
                     Committee                     Fitzgerald Officer, PIMCO
                                                   Management, Inc.; Chief
                                                   Executive Officer and
                                                   Managing Director, Pacific
                                                   Investment Management
                                                   Company; Member, President
                                                   and Chief Executive Officer,
                                                   PIMCO Partners LLC; Director
                                                   and President, StocksPLUS
                                                   Management, Inc.; Vice
                                                   President, PIMCO Variable
                                                   Insurance Trust, PIMCO Funds:
                                                   Pacific Investment Management
                                                   Series, and PIMCO Commercial
                                                   Mortgage Securities Trust,
                                                   Inc.; Director, Thomson
                                                   Advisory Group, Inc.



Robert M. Fitzgerald Senior Vice President         Chief Financial Officer and
                     and Chief                     Treasurer, PIMCO Funds
                     Financial Officer             Distributors, LLC, Columbus
                                                   Circle Investors, Columbus
                                                   Circle Investors Management,
                                                   Inc., Cadence Capital
                                                   Management, Inc., NFJ
                                                   Investment Group, NFJ
                                                   Management, Inc., Parametric
                                                   Portfolio Associates,
                                                   Parametric Management, Inc.,
                                                   PIMCO Management, Inc.,
                                                   Pacific

                                                   Investment Management
                                                   Company, and StocksPLUS
                                                   Management, Inc.; Chief
                                                   Financial Officer and
                                                   Assistant Treasurer, Cadence
                                                   Capital Management; Senior
                                                   Vice President and Chief
                                                   Financial Officer, Value
                                                   Advisors LLC; Chief Financial
                                                   Officer, Columbus Circle
                                                   Trust Company; Chief
                                                   Financial Officer and
                                                   Treasurer, PIMCO Funds
                                                   Advertising Agency; Senior
                                                   Vice President, Chief
                                                   Financial Officer and
                                                   Treasurer, Thomson Advisory
                                                   Group, Inc.

Benjamin L. Trosky   Member of Management Board    Managing Director, Pacific
                                                   Investment Management
                                                   Company; Director and
                                                   Managing Director, PIMCO
                                                   Management, Inc.; Senior Vice
                                                   President, PIMCO Commercial
                                                   Mortgage Securities Trust,
                                                   Inc.; Member of PIMCO
                                                   Partners LLC.


Bradley W. Paulson   Vice President                Vice President and Secretary,
                                                   PIMCO Global Advisors
                                                   (Europe) Limited, PIMCO
                                                   Global Advisors (Japan)
                                                   Limited; Vice President,
                                                   Pacific Investment Management
                                                   Company.


Kenneth M. Poovey    Chief Operating Officer       Executive Vice President and
                     and General Counsel           General Counsel, Value
                                                   Advisors LLC and Thomson
                                                   Advisory Group, Inc.


Stephen J. Treadway  Executive Vice President      Chairman, President, and
                                                   Chief Executive Officer,
                                                   PIMCO Funds Advertising
                                                   Agency, Inc., PIMCO Funds
                                                   Distributors LLC, and
                                                   Trustee, President and Chief
                                                   Executive Officer of the
                                                   Trust;

                                                   Executive Vice President,
                                                   Value Advisors LLC.

Robert S. Venable    Vice President                None



James G. Ward        Senior Vice President,        Senior Vice President, Human
                     Human Resources               Resources, Value Advisors
                                                   LLC; Senior Vice President,
                                                   Thomson Advisory Group, Inc.

Richard M. Weil      Senior Vice President -       Senior Vice President,
                     Legal, Secretary              Assistant Secretary, PIMCO
                                                   Management, Inc.; Secretary,
                                                   Cadence Capital Management,
                                                   Inc., NFJ Investment Group,
                                                   NFJ Management, Inc.,
                                                   Parametric Portfolio
                                                   Associates, Parametric
                                                   Management, Inc., and
                                                   StocksPLUS Management, Inc.;
                                                   Assistant Secretary, Columbus
                                                   Circle Investors, Columbus
                                                   Circle Investors Management,
                                                   Inc., Cadence Capital
                                                   Management, PIMCO Funds
                                                   Advertising Agency, Inc. and
                                                   Pacific Management Investment
                                                   Company; Senior Vice
                                                   President, Legal, Secretary
                                                   Value Advisors LLC, Thomson
                                                   Advisors LLC, Thomson
                                                   Advisory Group, Inc., and
                                                   Vice President of the
                                                   Trust.




Frank C. Poli        Vice President, Director of   Compliance Officer,
                     Compliance                    PIMCO Funds Distributors LLC





Vinh T. Nguyen       Vice President, Controller    Vice President, Controller,
                                                   Columbus Circle Investors
                                                   Management, Inc., Cadence
                                                   Capital Management, Inc., NFJ
                                                   Management, Inc., Parametric
                                                   Management, Inc., StocksPLUS
                                                   Management, Inc., PIMCO Funds
                                                   Advertising Agency, Inc.,
                                                   PIMCO

                                                   Funds Distributors LLC,
                                                   and Value Advisors LLC;
                                                   Controller, Pacific
                                                   Investment Management Company
                                                   and PIMCO Management, Inc.




Timothy R. Clark     Vice President, Mutual        Senior Vice President, PIMCO
                     Funds Division                Funds Distributors LLC



Newton B. Schott,    Senior Vice President,        Director, Executive Vice
Jr.                  Mutual Funds Division         President, Chief
                                                   Administrative Officer,
                                                   General Counsel and
                                                   Secretary, PIMCO Funds
                                                   Distributors LLC and PIMCO
                                                   Funds Advertising Agency,
                                                   Inc.; Chief Legal Officer and
                                                   Secretary, Columbus Circle
                                                   Investors, Columbus Circle
                                                   Investors Management, Inc.;
                                                   Senior Vice President, Mutual
                                                   Fund Division; General
                                                   Counsel and Secretary,
                                                   Columbus Circle Trust
                                                   Company; Vice President and
                                                   Secretary, the Trust; Senior
                                                   Vice President, Value
                                                   Advisors LLC.



Diane P. Dubois      Vice President, Finance      None.


Ernest L. Schmider   Senior Vice President        See Pacific Investment
                                                  Management Company



                           Cadence Capital Management
                        Exchange Place, 53 State Street
                          Boston, Massachusetts  02109

Name                     Position with Portfolio   Other Affiliations
                         Manager

William B. Bannick       Managing Director and     Director and Managing
                         Executive Vice President  Director,
                                                   Cadence Capital Management,
                                                   Inc.

David B. Breed          Managing Director and      Member of Management Board,
                        Chief Executive Officer    PIMCO Advisors L.P.;
                                                   Director, Managing Director
                                                   and Chief Executive Officer,
                                                   Cadence Capital Management,
                                                   Inc.

Katherine A. Burdon     Managing Director            None.

Mary Ellen Melendez     Secretary                    None.

Robert M. Fitzgerald    Chief Financial Officer      See PIMCO Advisors L.P.
                        and Assistant Treasurer

Barbara M. Green        Treasurer                    None.

Richard M. Weil         Assistant Secretary          See PIMCO Advisors L.P.





                              NFJ Investment Group
                          2121 San Jacinto, Suite 1440
                              Dallas, Texas  75201

Name                    Position with Portfolio      Other Affiliations
                        Manager

Benno J. Fischer        Managing Director            Director, Managing
                                                     Director, and Co-Chairman,
                                                     NFJ Management, Inc.

Robert M. Fitzgerald    Chief Financial Officer      See PIMCO Advisors L.P.
                        and Treasurer

John L. Johnson         Managing Director            Director, and Co-Chairman
                                                     Managing Director, NFJ
                                                     Management, Inc.

Jack C. Najork          Managing Director            Director, Managing
                                                     Director, Co-Chairman, NFJ
                                                     Management, Inc.

Richard M. Weil         Secretary                    See PIMCO Advisors L.P.

                        Parametric Portfolio Associates
                    7310 Columbia Center, 701 Fifth Avenue,
                        Seattle, Washington  98104-7090

Name                       Position with Portfolio           Other Affiliations

                                  Manager

William E. Cornelius,    Managing Director            Director, Managing
Jr.                                                   Chief Executive Officer
                                                      Parametric Management,
                                                      Inc.

David M. Stein           Managing Director            Director and Managing
                                                      Director, Parametric
                                                      Management, Inc.

Brian Langstraat         Managing Director            None.

Robert M. Fitzgerald     Chief Financial Officer      See PIMCO Advisors L.P.
                         and Treasurer

Richard M. Weil          Secretary                    See PIMCO Advisors L.P.


                Pacific Investment Management Company ("PIMCO")
                      840 Newport Center Drive, Suite 300
                        Newport Beach, California  92660

Name                    Position with Portfolio       Other Affiliations
                        Manager

George C. Allan         Senior Vice President         Senior Vice President,
                                                      PIMCO Management, Inc.

Tamara J. Arnold        Senior Vice President         Senior Vice President,
                                                      PIMCO Management, Inc.

Michael R. Asay         Vice President                Vice President, PIMCO
                                                      Management, Inc.

Leslie A. Barbi         Senior Vice President         Senior Vice President,
                                                      PIMCO Management, Inc.

William R. Benz, II     Managing Director             Director and Managing
                                                      Director, PIMCO
                                                      Management, Inc.; Member
                                                      of PIMCO Partners
                                                      LLC. Member of Management
                                                      Board, PIMCO Advisors L.P.

Gregory A. Bishop        Vice President             None.

Andrew Brick             Senior Vice President      Senior Vice President,
                                                    PIMCO Management, Inc.

John B. Brynjolfsson     Vice President             Vice President, PIMCO
                                                    Management, Inc.

R. Welsley Burns         Managing Director          Executive Vice President,
                                                    PIMCO Management, Inc. and
                                                    the Trust; President, PIMCO
                                                    Funds: Pacific Investment
                                                    Management Series; President
                                                    and Director, PIMCO
                                                    Commercial Mortgage
                                                    Securities Trust, Inc.;
                                                    President and Trustee, PIMCO
                                                    Variable Insurance Trust;
                                                    Director, PIMCO Global
                                                    Advisors (Ireland) Limited
                                                    and PIMCO Advisors Funds
                                                    plc.

Carl J. Cohen            Vice President             Vice President, PIMCO
                                                    Management, Inc.

Jerry L. Coleman         Vice President             Vice President, PIMCO
                                                    Management, Inc.

Doug Cummings            Vice President             Vice President, PIMCO
                                                    Management, Inc.

Wendy W. Cupps           Vice President             Vice President, PIMCO
                                                    Management, Inc.

Chris Dialynas           Director                   Managing Director, PIMCO
                                                    Management, Inc.
David J. Dorff           Vice President

Michael Dow              Vice President             Vice President, PIMCO
                                                    Management, Inc. and PIMCO
                                                    Funds:  Pacific Investment
                                                    Management Series.

Anita Dunn               Vice President             Vice President, PIMCO
                                                    Management, Inc.

A. Benjamin Ehlert      Executive Vice President    Executive Vice President,
                                                    PIMCO Management, Inc.

Robert A. Ettl          Senior Vice President and   Vice President, PIMCO
                        Chief Operations Officer    Management, Inc.

Anthony L. Faillace     Vice President              Vice President, PIMCO
                                                    Management, Inc.

Robert M. Fitzgerald    Chief Financial Officer     See PIMCO Advisors L.P.
                        and Treasurer

Ursula T. Frisch        Vice President              Vice President, PIMCO
                                                    Management, Inc. and PIMCO
                                                    Funds:  Pacific Investment
                                                    Management Series.

William H. Gross        Managing Director           See PIMCO Advisors L.P.


John L. Hague           Managing Director           Director, PIMCO Management,
                                                    Inc., Member of PIMCO
                                                    Partners LLC.

Gordon C. Hally         Executive Vice President    Executive Vice President,
                                                    PIMCO Management, Inc.

Pasi M. Hamalainen      Executive Vice President    Executive Vice President,
                                                    PIMCO Management, Inc.

John P. Hardaway        Senior Vice President       Vice President, PIMCO
                                                    Management, Inc.; Treasurer
                                                    of the Trust, PIMCO Funds:
                                                    Pacific Investment
                                                    Management Series, PIMCO
                                                    Commercial Mortgage
                                                    Securities Trust, Inc., and
                                                    PIMCO Variable Insurance
                                                    Trust.

Brent R. Harris         Managing Director           See PIMCO Advisors L.P.


Joseph Hattesohl        Vice President and Manager  Vice President, PIMCO
                        of Fund Taxation            Management, Inc.; Assistant
                                                    Treasurer, the Trust, PIMCO
                                                    Funds: Pacific Investment
                                                    Management Series, PIMCO
                                                    Variable Insurance Trust,
                                                    and PIMCO Commercial
                                                    Mortgage Securities Trust,
                                                    Inc.

Raymond C. Hayes        Vice President              Vice President, PIMCO Robert
                                                    G. Herin Management, Inc.
                                                    and PIMCO Funds: Pacific
                                                    Investment Management
                                                    Series.

Robert G. Herin         Vice President              Vice President, PIMCO
                                                    Management, Inc.

David C. Hinman         Vice President              Vice President, PIMCO
                                                    Management, Inc.

Liza Hocson             Vice President              Vice President, PIMCO
                                                    Management, Inc.

Douglas M. Hodge        Executive Vice President    Executive Vice President,
                                                    PIMCO Management, Inc.

Brent L. Holden         Executive Vice President    Executive Vice President,
                                                    PIMCO Management, Inc.

Dwight F. Holloway,     Vice President              Vice President, PIMCO
Jr.                                                 Management, Inc.

Jane T. Howe            Vice President              Vice President, PIMCO
                                                    Management, Inc.

Mark Hudoff             Vice President              Vice President, PIMCO
                                                    Management, Inc.

Margaret E. Isberg      Executive Vice President    Executive Vice President,
                                                    PIMCO Management, Inc.;
                                                    Senior Vice President, PIMCO
                                                    Funds: Pacific Investment
                                                    Management Series.

James M. Keller         Vice President              Vice President, PIMCO
                                                    Management, Inc.

Sharon K. Kilmer        Executive Vice President    None.

Thomas J. Kelleher      Vice President              Vice President, PIMCO
                                                    Management, Inc.

Raymond G. Kennedy      Senior Vice President       Senior Vice President,
                                                    PIMCO Management, Inc.

Mark R. Kiesel          Vice President              Vice President, PIMCO
                                                    Management, Inc.

Steven P. Kirkbaumer    Vice President              None.

John S. Loftus          Executive Vice President    Executive Vice President,
                                                    PIMCO Management, Inc.; Vice
                                                    President and Assistant
                                                    Secretary, StocksPLUS
                                                    Management, Inc.

David Lown              Vice President              Vice President, PIMCO
                                                    Management, Inc.

Andre J. Mallegol       Vice President              Vice President, PIMCO
                                                    Management, Inc.

Michael E. Martini      Vice President              Vice President, PIMCO
                                                    Management, Inc.

Dean S. Meiling         Managing Director           Director and Managing
                                                    Director, PIMCO Management,
                                                    Inc.; Vice President, PIMCO
                                                    Funds: Pacific Investment
                                                    Management Series and PIMCO
                                                    Commercial Mortgage
                                                    Securities Trust, Inc.;
                                                    Member of PIMCO Partners
                                                    LLC.

Joseph V. McDevitt      Executive Vice President    Vice President, PIMCO
                                                    Management, Inc.

James F. Muzzy          Managing Director           Director and Managing
                                                    Director, PIMCO Management,
                                                    Inc.; Vice President, PIMCO
                                                    Funds: Pacific Investment
                                                    Management Series; Director
                                                    and Vice President,
                                                    StocksPLUS Management, Inc.;
                                                    Member of PIMCO Partners
                                                    LLC.

Doris S. Nakamura       Vice President

Vinh T. Nguyen          Controller                  See PIMCO Advisors L.P.

Douglas J. Ongaro       Vice President              Vice President, PIMCO
                                                    Management, Inc. and PIMCO
                                                    Funds:  Pacific Investment
                                                    Management Series.

Thomas J. Otterbein     Vice President              Vice President, PIMCO
                                                    Management, Inc.

Victoria M. Paradis     Vice President              Vice President, PIMCO
                                                    Management, Inc.

Bradley W. Paulson      Vice President              Vice President and
                                                    Secretary, Vice President
                                                    PIMCO Global Advisors
                                                    (Europe) Limited, PIMCO
                                                    Global Advisors (Japan)
                                                    Limited.

Elizabeth M. Philipp    Vice President              Vice President, PIMCO
                                                    Management, Inc.

David J. Pittman        Vice President              None.

William F. Podlich,
III                     Managing Director           See PIMCO Advisors L.P.

William C. Powers       Managing Director           Director and Managing
                                                    Director, PIMCO Management,
                                                    Inc.; Senior Vice President
                                                    PIMCO Commercial Mortgage
                                                    Securities Trust, Inc.;
                                                    Member of PIMCO Partners
                                                    LLC. Member of Management
                                                    Board, PIMCO Advisors L.P.


Edward P. Rennie        Senior Vice President       Senior Vice President, PIMCO
                                                    Management, Inc.

Terry A. Randall        Vice President

Scott L. Roney          Vice President              Vice President, PIMCO
                                                    Management, Inc.

Michael J. Rosborough   Senior Vice President       Senior Vice President,
                                                    PIMCO Management, Inc.

Seth R. Ruthen          Vice President              Vice President, PIMCO
                                                    Management, Inc.

Jeffrey M. Sargent      Vice President and Manager  Vice President of the Trust,
                        Shareholder Services and    PIMCO Management, Inc.;
                                                    Senior Vice President,
                        Fund Administration         PIMCO Funds: Pacific
                                                    Investment Management
                                                    Series, PIMCO Variable
                                                    Insurance Trust, and
                                                    PIMCO Commercial Mortgage
                                                    Securities Trust, Inc.

Ernest L. Schmider      Executive Vice President,   Executive Vice President,
                        Secretary, Chief            Secretary, Chief
                        Administrative and Legal    Administrative
                        Officer                     and Legal Officer, PIMCO
                                                    Management, Inc.; Director,
                                                    Assistant Secretary,
                                                    Assistant Treasurer,
                                                    StocksPLUS
                                                    Management, Inc.;
                                                    Secretary,  PIMCO
                                                    Partners LLC.

Leland T. Scholey       Senior Vice President       Senior Vice President, PIMCO
                                                    Management, Inc., and PIMCO
                                                    Funds: Pacific Investment
                                                    Management Series.

Richard W. Selby        Senior Vice President       None.
                        and Chief Technology
                        Officer

Denise C. Seliga        Vice President              Vice President, PIMCO
                                                    Management, Inc.

Rita J. Seymour         Vice President              Vice President, PIMCO
                                                    Management, Inc.

Christopher Sullivan    Vice President              Vice President, PIMCO
                                                    Management, Inc.

Cheryl L. Sylwester     Vice President              Vice President, PIMCO
                                                    Management, Inc.

Lee R. Thomas, III      Managing Director           Director and Managing
                                                    Director, PIMCO Management,
                                                    Inc.; Member of PIMCO
                                                    Partners LLC.

William S. Thomson,     Director, Managing          See PIMCO Advisors L.P.
Jr.                     Director, Chief
                        Executive Officer

Benjamin L. Trosky      Managing Director           See PIMCO Advisors L.P.


Richard E. Tyson        Vice President              Vice President, PIMCO
                                                    Management, Inc.

Peter A. Van de Zilver  Vice President              Vice President, PIMCO
                                                    Management, Inc.

Marilyn Wegener         Vice President              Vice President, PIMCO
                                                    Management, Inc.

Richard M. Weil         Assistant Secretary         See PIMCO Advisors L.P.


Paul C. Westhead        Vice President              Vice President, PIMCO
                                                    Management, Inc.

Kristen M. Wilsey       Vice President              Vice President, PIMCO
                                                    Management, Inc. and PIMCO
                                                    Funds:  Pacific Investment
                                                    Management Series.

George H. Wood          Senior Vice President       Senior Vice President,
                                                    PIMCO Management, Inc.

Michael A. Yetter       Vice President              Vice President, PIMCO
                                                    Management, Inc.

David Young             Vice President              Vice President, PIMCO
                                                    Management, Inc.

                           Columbus Circle Investors
                                  Metro Center
                          One Station Place, 8th Floor
                          Stamford, Connecticut  06902


Name                    Position with Portfolio     Other Affiliations
                        Manager

Christopher B.          Managing Director and       Director, Columbus
Burnham                 Chief Executive Officer     Circle Investors
                                                    Management, Inc.

Louis P. Celentano      Managing Director and       Director, Columbus Circle
                        Chief Operating Officer     Investors Management, Inc.;
                                                    Director, Chairman and Chief
                                                    Operating Officer, Columbus
                                                    Circle Trust Company

Donald A. Chiboucas     Managing Director           See PIMCO Advisors L.P.

Robert W. Fehrmann      Managing Director           Director, Columbus Circle
                                                    Investors Management, Inc.

Marc S. Felman          Managing Director           Director, Columbus Circle
                                                    Investors Management, Inc.

Robert M. Fitzgerald    Chief Financial Officer     See PIMCO Advisors L.P.
                        and Treasurer

Clifford G. Fox         Managing Director           Director, Columbus Circle
                                                    Investors Management, Inc.

Taegan D. Goddard       Senior Vice President       None.

Winthrop S. Headley     Senior Vice President       None.

Amy M. Hogan            Managing Director           Director of Columbus Circle
                                                    Investors Management, Inc.;
                                                    Executive Vice President and
                                                    Chief Investment Officer,
                                                    Columbus Circle Trust
                                                    Company.

Anthony Rizza           Managing Director           Director, Columbus
                                                    Circle Investors
                                                    Management, Inc.

Newton B. Schott, Jr.   Chief Legal Officer and     See PIMCO Advisors L.P.
                        Secretary

Irwin F. Smith          Managing Director           Director, Columbus Circle
                                                    Investors Management, Inc.

Nathaniel J. Belknap    Vice President              None.

Anne Maloney            Vice President              None.

Paul Meeks              Vice President              None.

Michele Montano         Senior Vice President       Executive Vice President,
                                                    Columbus Circle Trust
                                                    Company.

Paul A. Pantalena       Senior Vice President       None.

Cecelia Pastore         Vice President              None.

Harold R. Snedcof       Vice President              Executive Vice President,
                                                    Columbus Circle Trust
                                                    Company.

Jennifer Kennedy        Vice President              None

Vinh T. Nguyen          Vice President and          See PIMCO Advisors L.P.
                        Controller

Richard M. Weil         Assistant Secretary         See PIMCO Advisors, Inc.

Bradford Higgins        Executive Vice President    None.

Deborah Grennan         Vice President              None.

Alison Kelley           Vice President              None.

Dennis McKechnie        Vice President              None.

Steven E. Moeller       Vice President              None.

Michele Ward            Vice President              None.

                    Blairlogie Capital Management, Limited
                         4th Floor, 125 Princes Street
                          Edinburgh EH2 4AD, Scotland



Name                    Position with Portfolio     Other Affiliations
                        Manager

Gavin R. Dobson         Chief Executive Officer     Director and Chief Executive
                        and Managing Director       Officer, Blairlogie Holdings
                                                    Limited (U.K.).

James G. S. Smith       Chief Investment Officer    Director and Chief
                        and Managing Director       Investment Officer,
                                                    Blairlogie Holdings
                                                    Limited (U.K.).


                        Van Eck Associates Corporation
                                99 Park Avenue
                           New York, New York  10016


Name                    Position with Portfolio     Other Affiliations
                        Manager

Philip DeFeo            Director, President and     Trustee, Van Eck Funds
                        Chief Executive Officer     ("VEF") and Van Eck
                                                    Worldwide Insurance Trust
                                                    ("WWIT"); Director,
                                                    President and Chief
                                                    Executive Officer,
                                                    Van Eck Securities
                                                    Corporation ("VESC").

John C. van Eck         Chairman of the Board       Chairman of the Board and
                                                    President, VEF and WWIT;
                                                    Chairman of the Board, VESC;
                                                    Director, Eclipse Financial
                                                    Asset Trust.  Formerly,
                                                    Director, Abex Inc.;
                                                    Director, The Henley Group,
                                                    Inc.

Fred M. van Eck         Director                    Trustee, VEF and WWIT;
                                                    Private Investor, Director,
                                                    VESC.

Sigrid S. van Eck       Director, Vice President    Vice President, Assistant
                        and Assistant Treasurer     Treasurer and Director,
                                                    VESC.

Jan van Eck          Director                       Director and Executive Vice
                                                    President, VESC.

Derek M. van Eck     Director and Executive Vice    Director and Executive Vice
                     President; Director, Global    President, VESC; President
                     Investments                    Global Hard Assets Series
                                                    of the Van Eck Funds and
                                                    Worldwide Hard Assets
                                                    Series of WWIT; Vice
                                                    President, Global Balanced
                                                    Series of VEF.

Bruce J. Smith       Vice President, Treasurer,     Vice President, Treasurer,
                     Controller and Chief           Controller and Chief
                     Financial Officer              Financial Officer, VESC;
                                                    Vice President, VEF and
                                                    WWIT.

Thaddeus M.          Vice President, Secretary      Vice President and
Leszcynski           and General Counsel            Secretary, VEF and WWIT;
                                                    Vice President, Secretary
                                                    and General Counsel, VESC.

Henry J. Bingham     Executive Managing Director    Executive Vice President,
                                                    VEF and WWIT; Executive Vice
                                                    President of VESC.

Lucille Palermo      Associate, Mining Research     President, International
                                                    Investors
                                                    Gold and Gold/Resources
                                                    Series of VEF.

Kevin Reid           Director, Real Estate          President, Global Real
                     Research                       Estate Series of VEF and
                                                    Worldwide Real Estate
                                                    Series of WWIT; Vice
                                                    President, Global Hard
                                                    Assets Series of VEF and
                                                    Worldwide Hard Assets
                                                    Series of WWIT.

Charles Cameron      Director, Trading              Vice President, VEF
                                                    and WWIT.

Item 29.   Principal Underwriters.


    (a) PIMCO Funds Distributors LLC (the "Distributor") serves as Distributor of shares for the Registrant and also of PIMCO Funds:
           Pacific Investment Management Series. The Distributor is a wholly owned subsidiary of PIMCO Advisors L.P., the Registrant's Adviser.


    (b)

                          Positions and               Positions
Name and Principal        Offices with                and Offices
Business Address*         Underwriter                 with Registrant

Jeffrey L. Booth          Vice President              Vice President, PIMCO
                                                      Funds Advertising
                                                      Agency, Inc.

James D. Bosch            Regional Vice President     None

Deborah P. Brennan        Vice President              None

Timothy R. Clark          Senior Vice President       None

Jonathan P. Fessel        Vice President              None

Robert M. Fitzgerald      Chief Financial Officer     None
                          and Treasurer

Michael J. Gallagher      Vice President              None

David S. Goldsmith        Vice President              None

Ronald H. Gray            Vice President              None

John B. Hussey            Vice President              None

Edward W. Janeczek        Senior Vice President       None

Stephen R. Jobe           Vice President              Vice President, PIMCO
                                                      Funds Advertising
                                                      Agency, Inc.

Jonathan C. Jones         Vice President              None

Raymond Lazcano           Vice President              None

William E. Lynch          Senior Vice President       None

Kevin D. Maloney          Compliance Officer          None

Jacqueline A. McCarthy    Vice President              None

Andrew J. Meyers          Executive Vice President    Executive Vice
                                                      President,
                                                      PIMCO Funds
                                                      Advertising Agency, Inc.

Fiora N. Moyer            Regional Vice President     None

Philip J. Neugebauer      Vice President              Vice President, PIMCO
                                                      Funds Advertising Agency

Vinh T. Nguyen            Vice President, Controller  None

Joffrey H. Pearlman       Regional Vice President     None

Glynne P. Pisapia         Regional Vice President     None

Francis C. Poli           Compliance Officer          Vice President, Director
                                                      of Compliance, PIMCO
                                                      Advisors L.P.

Mark J. Porterfield       Vice President,             Vice President,
                          Compliance Officer          Compliance Officer,
                                                      PIMCO Advisors L.P.

Newton B. Schott, Jr.     Executive Vice President,   Vice President and
                          Chief Administrative        Secretary
                          Officer, General Counsel
                          and Secretary

Robert M. Smith           Vice President              None

Ellen Z. Spear            Vice President              Vice President, PIMCO
                                                      Funds Advertising
                                                      Agency, Inc.

Daniel W. Sullivan        Vice President              None

William H. Thomas, Jr.    Regional Vice President     None

Stephen J. Treadway       Chairman, President and     Executive Vice
                          Chief Executive Officer     President,
                                                      PIMCO Advisors L.P.
                                                      and Trustee

Paul H. Troyer            Senior Vice President       None

Brian F. Trumbore         Executive Vice President    None

Richard M. Weil           Assistant Secretary         None

Glen A. Zimmerman         Vice President              None

-----------------------

    Principal business address for all individuals listed is 2187 Atlantic Street, Stamford, CT 06902, except for Messrs. Fitzgerald, Maloney, Nguyen, Poli and Weil, for whom the address is 800 Newport Center Drive, Newport Beach, CA 92660.

    (c) The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 30.   Location of Accounts and Records.

    The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of Investors Fiduciary Trust Company, 21 West 10th Street, Kansas City, Missouri 64105, and Shareholder Services, Inc., P.O. Box 5866, Denver, CO 80217.

Item 31.   Management Services.

           Not Applicable.

Item 32.   Undertakings.

    (a)    Not Applicable.

    (b)    Not Applicable.

    (c) Registrant, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, will call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees, and will assist communications among shareholders as set forth within Section 16(c) of the 1940 Act.

    (d) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report(s) to shareholders, upon request and without charge.

                                    NOTICE
                                    ------

     A copy of the Agreement and Declaration of Trust of PIMCO Funds: Multi-Manager Series (the "Trust"), together with all amendments thereto, is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.


                                  SIGNATURES
                                  ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Stamford, and the State of Connecticut on the 25th of May, 1999.

                              PIMCO FUNDS: MULTI-MANAGER SERIES

                              By: /s/ Stephen J. Treadway
                                  ------------------------------
                                  Stephen J. Treadway,
                                  President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 39 has been signed below by the following persons in the capacities and on the dates indicated.


Name                              Capacity                 Date
----                              --------                 ----

/s/ Stephen J. Treadway           Trustee and President    May 25, 1999
----------------------------
Stephen J. Treadway


John P. Hardaway*                 Treasurer and Principal
----------------------------      Financial and Accounting
John P. Hardaway                  Officer


William D. Cvengros*              Trustee
----------------------------
William D. Cvengros



Joel Segall*                      Trustee
----------------------------
Joel Segall


Donald P. Carter*                 Trustee
----------------------------
Donald P. Carter


E. Philip Cannon*                 Trustee
----------------------------
E. Philip Cannon


Gary A. Childress*                Trustee
----------------------------
Gary A. Childress


Richard L. Nelson*                Trustee
----------------------------
Richard L. Nelson


Lyman W. Porter*                  Trustee
----------------------------
Lyman W. Porter


Alan Richards*                    Trustee
----------------------------
Alan Richards


W. Bryant Stooks*                 Trustee
----------------------------
W. Bryant Stooks


Gerald M. Thorne*                 Trustee
----------------------------
Gerald M. Thorne
                                  *By: /s/ Stephen J. Treadway
                                       ----------------------------
                                        Stephen J. Treadway,
                                        Attorney-In-Fact


                              Date: May 25, 1999

                                 EXHIBIT INDEX


Exhibit No.                      Exhibit Name                               Page
-----------                      ------------                               ----

5(a)(v) Form of Addendum to Amended and Restated Investment Advisory Agreement to add PIMCO Mega-Cap Fund.

5(b)(v) Form of Addendum to Portfolio Management Agreement with Cadence Capital Management to add PIMCO
                Mega-Cap Fund.

5(b)(ix)        Form of Portfolio Management Agreement with
                Blairlogie Capital Management.

6(f) Form of Supplement to Distribution Contract to add PIMCO Mega-Cap Fund.

8(a)            Form of Custody and Investment Accounting Agreement.